Schedule of Investments(a)
Invesco Aerospace & Defense ETF (PPA)
July 31, 2023
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-99.99%
Aerospace & Defense-67.04%
AAR Corp.(b)	176,818	$10,573,716
AeroVironment, Inc.(b)(c)	128,712	12,261,105
Axon Enterprise, Inc.(b)	342,196	63,624,502
Boeing Co. (The)(b)	621,415	148,424,973
BWX Technologies, Inc.	376,882	26,004,858
CAE, Inc. (Canada)(b)	1,543,211	35,262,371
Curtiss-Wright Corp.	130,882	25,045,580
Ducommun, Inc.(b)	67,459	3,382,394
Elbit Systems Ltd. (Israel)	225,935	47,950,185
General Dynamics Corp.	427,727	95,631,203
HEICO Corp.(c)	228,539	40,218,293
Hexcel Corp.	378,265	26,735,770
Howmet Aerospace, Inc.	1,326,507	67,837,568
Huntington Ingalls Industries, Inc.	194,085	44,575,502
Kaman Corp.	105,037	2,404,297
Kratos Defense & Security Solutions, Inc.(b)	650,089	9,809,843
L3Harris Technologies, Inc.(c)	455,538	86,319,896
Leonardo DRS, Inc.(b)(c)	1,216,673	20,306,272
Lockheed Martin Corp.	275,703	123,065,548
Mercury Systems, Inc.(b)(c)	296,457	11,259,437
Moog, Inc., Class A	95,216	10,039,575
Northrop Grumman Corp.	278,938	124,127,410
Parsons Corp.(b)(c)	208,344	10,296,360
RTX Corp.	1,318,300	115,918,119
Spirit AeroSystems Holdings, Inc., Class A(c)	536,032	17,056,538
Textron, Inc.(c)	750,063	58,332,400
TransDigm Group, Inc.	83,118	74,782,927
Triumph Group, Inc.(b)	319,962	4,047,519
V2X, Inc.(b)(c)	137,475	7,074,464
Woodward, Inc.	195,023	23,476,869
		1,345,845,494
Communications Equipment-0.39%
Comtech Telecommunications Corp.	140,462	1,427,094
Viasat, Inc.(b)(c)	204,807	6,336,729
		7,763,823
Containers & Packaging-0.68%
Ball Corp.	233,324	13,693,786
Diversified Telecommunication Services-0.46%
Iridium Communications, Inc.	175,654	9,230,618
Electrical Equipment-2.40%
Eaton Corp. PLC	234,970	48,244,040
Electronic Equipment, Instruments & Components-2.52%
Keysight Technologies, Inc.(b)	101,331	16,322,397
OSI Systems, Inc.(b)	53,445	6,372,247
Teledyne Technologies, Inc.(b)	64,716	24,885,244
TTM Technologies, Inc.(b)	207,092	2,973,841
		50,553,729
	Shares	Value
Industrial Conglomerates-9.92%
General Electric Co.	967,889	$110,571,640
Honeywell International, Inc.	456,116	88,545,799
		199,117,439
Machinery-3.74%
Barnes Group, Inc.	87,380	3,434,034
Oshkosh Corp.	91,793	8,451,381
Parker-Hannifin Corp.	154,258	63,247,323
		75,132,738
Metals & Mining-1.05%
ATI, Inc.(b)(c)	441,200	21,036,416
Professional Services-10.68%
Booz Allen Hamilton Holding Corp.(c)	457,524	55,397,006
CACI International, Inc., Class A(b)(c)	86,887	30,448,680
Jacobs Solutions, Inc.	182,919	22,939,872
KBR, Inc.(c)	553,847	34,056,052
Leidos Holdings, Inc.	474,381	44,368,855
Planet Labs PBC(b)(c)	566,148	2,106,070
Science Applications International Corp.	206,905	25,105,853
		214,422,388
Software-1.11%
Palantir Technologies, Inc., Class A(b)(c)	1,128,531	22,390,055
Total Common Stocks & Other Equity Interests (Cost $1,797,490,824)		2,007,430,526

Money Market Funds-0.06%
Invesco Government & Agency Portfolio, Institutional Class, 5.18%(d)(e) (Cost $1,120,052)	1,120,052	1,120,052
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.05% (Cost $1,798,610,876)		2,008,550,578
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-4.03%
Invesco Private Government Fund, 5.24%(d)(e)(f)	22,636,587	22,636,587
Invesco Private Prime Fund, 5.38%(d)(e)(f)	58,208,367	58,208,367
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $80,840,187)		80,844,954
TOTAL INVESTMENTS IN SECURITIES-104.08% (Cost $1,879,451,063)		2,089,395,532
OTHER ASSETS LESS LIABILITIES-(4.08)%		(81,851,717)
NET ASSETS-100.00%		$2,007,543,815
See accompanying notes which are an integral part of this schedule.

Invesco Aerospace & Defense ETF (PPA)—(continued)
July 31, 2023
(Unaudited)
Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at July 31, 2023.
(d)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended July 31, 2023.

	Value April 30, 2023	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value July 31, 2023	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$718,890	$5,695,098	$(5,293,936)	$-	$-	$1,120,052	$9,319
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	32,529,303	79,275,758	(89,168,474)	-	-	22,636,587	352,407*
Invesco Private Prime Fund	83,646,779	185,323,855	(210,763,765)	19,962	(18,464)	58,208,367	941,645*
Total	$116,894,972	$270,294,711	$(305,226,175)	$19,962	$(18,464)	$81,965,006	$1,303,371

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of July 31, 2023.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco DWA Momentum ETF (PDP)
July 31, 2023
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-99.99%
Communication Services-1.99%
Alphabet, Inc., Class A(b)	64,738	$8,592,027
Meta Platforms, Inc., Class A(b)	23,729	7,560,060
Netflix, Inc.(b)	14,102	6,190,355
		22,342,442
Consumer Discretionary-12.68%
Boyd Gaming Corp.	173,716	11,868,277
Chipotle Mexican Grill, Inc.(b)	6,291	12,344,703
Churchill Downs, Inc.	45,861	5,312,997
Darden Restaurants, Inc.(c)	38,940	6,577,745
Deckers Outdoor Corp.(b)(c)	14,378	7,817,175
NVR, Inc.(b)	2,165	13,653,443
O’Reilly Automotive, Inc., Class R(b)	34,212	31,673,127
Penske Automotive Group, Inc.	60,066	9,695,854
Royal Caribbean Cruises Ltd.(b)(c)	69,347	7,566,451
Tapestry, Inc.	142,353	6,142,532
Tesla, Inc.(b)	21,698	5,802,696
TJX Cos., Inc. (The)	140,337	12,143,361
Tractor Supply Co.(c)	28,023	6,276,872
Wingstop, Inc.	33,080	5,576,626
		142,451,859
Consumer Staples-3.11%
Celsius Holdings, Inc.(b)(c)	59,889	8,665,938
Costco Wholesale Corp.	25,974	14,562,843
Lamb Weston Holdings, Inc.	53,198	5,512,909
US Foods Holding Corp.(b)	144,317	6,166,665
		34,908,355
Energy-3.54%
Antero Midstream Corp.(c)	686,414	8,195,783
Civitas Resources, Inc.	154,722	11,582,489
Targa Resources Corp.	244,007	20,006,134
		39,784,406
Financials-10.60%
Aon PLC, Class A	32,669	10,405,076
Ares Management Corp., Class A(c)	95,437	9,469,259
Arthur J. Gallagher & Co.	34,920	7,500,816
Brown & Brown, Inc.	93,093	6,558,402
First Citizens BancShares, Inc., Class A	4,672	6,687,034
Fiserv, Inc.(b)	152,924	19,300,538
Marsh & McLennan Cos., Inc.	34,826	6,561,915
Mastercard, Inc., Class A	80,367	31,687,101
Primerica, Inc.	34,620	7,363,674
Visa, Inc., Class A(c)	57,141	13,584,130
		119,117,945
Health Care-8.85%
Apellis Pharmaceuticals, Inc.(b)	86,864	2,236,748
Chemed Corp.(c)	15,403	8,026,349
Eli Lilly and Co.	20,869	9,486,004
Ensign Group, Inc. (The)(c)	73,182	7,089,140
Exact Sciences Corp.(b)	68,823	6,712,995
HCA Healthcare, Inc.	20,933	5,710,732
IDEXX Laboratories, Inc.(b)	32,327	17,932,757
Intuitive Surgical, Inc.(b)	26,706	8,663,426
Karuna Therapeutics, Inc.(b)	26,887	5,371,216
Penumbra, Inc.(b)(c)	18,099	5,490,513
Roivant Sciences Ltd.(b)(c)	792,274	9,491,443
Shockwave Medical, Inc.(b)	20,577	5,362,366
Tenet Healthcare Corp.(b)	104,657	7,821,018
		99,394,707
	Shares	Value
Industrials-24.51%
AMETEK, Inc.	41,353	$6,558,586
API Group Corp.(b)(c)	280,426	8,065,052
Applied Industrial Technologies, Inc.	44,400	6,437,556
Builders FirstSource, Inc.(b)	121,940	17,611,794
Cintas Corp.	27,747	13,930,104
Clean Harbors, Inc.(b)	41,525	6,903,946
Copart, Inc.(b)	329,178	29,096,043
Equifax, Inc.(c)	39,852	8,132,996
Graco, Inc.	82,927	6,578,599
Howmet Aerospace, Inc.	147,113	7,523,359
Hubbell, Inc.	19,812	6,181,344
Illinois Tool Works, Inc.	32,203	8,479,694
KBR, Inc.	100,614	6,186,755
MasTec, Inc.(b)	57,683	6,792,173
Old Dominion Freight Line, Inc.	67,146	28,167,076
Quanta Services, Inc.	62,291	12,559,111
SiteOne Landscape Supply, Inc.(b)(c)	44,705	7,599,850
Snap-on, Inc.	35,989	9,804,843
Trane Technologies PLC	67,487	13,459,607
TransDigm Group, Inc.	27,375	24,629,835
Vertiv Holdings Co.	266,987	6,944,332
W.W. Grainger, Inc.	25,846	19,087,013
WESCO International, Inc.	83,088	14,587,760
		275,317,428
Information Technology-31.84%
Amphenol Corp., Class A	267,610	23,632,639
Analog Devices, Inc.	32,127	6,410,300
ANSYS, Inc.(b)	80,403	27,505,866
Apple, Inc.	176,936	34,759,077
Applied Materials, Inc.	74,087	11,230,848
Arista Networks, Inc.(b)	38,930	6,037,654
Broadcom, Inc.	8,172	7,343,768
Cadence Design Systems, Inc.(b)	119,278	27,912,245
Crane NXT Co.	121,221	7,170,222
Entegris, Inc.	152,061	16,682,612
Fair Isaac Corp.(b)	7,865	6,590,634
Fortinet, Inc.(b)	253,745	19,721,061
Gartner, Inc.(b)	17,127	6,055,936
Intuit, Inc.	33,045	16,909,127
Jabil, Inc.	70,595	7,812,749
KLA Corp.	23,697	12,179,073
Manhattan Associates, Inc.(b)	36,766	7,008,335
Microsoft Corp.	31,057	10,432,667
MongoDB, Inc.(b)	15,978	6,765,085
NVIDIA Corp.	18,451	8,621,968
ON Semiconductor Corp.(b)	156,901	16,906,083
Oracle Corp.	78,857	9,244,406
Palantir Technologies, Inc., Class A(b)	378,874	7,516,860
SPS Commerce, Inc.(b)	66,699	12,031,833
Synopsys, Inc.(b)	37,842	17,097,016
Teledyne Technologies, Inc.(b)	46,069	17,714,913
VeriSign, Inc.(b)	30,662	6,468,149
		357,761,126
Materials-2.08%
Graphic Packaging Holding Co.	679,563	16,445,425
Reliance Steel & Aluminum Co.	23,739	6,952,203
		23,397,628
See accompanying notes which are an integral part of this schedule.

Invesco DWA Momentum ETF (PDP)—(continued)
July 31, 2023
(Unaudited)
	Shares	Value
Real Estate-0.79%
Ryman Hospitality Properties, Inc.(c)	93,247	$8,885,506
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.99% (Cost $967,312,009)		1,123,361,402
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-4.56%
Invesco Private Government Fund, 5.24%(d)(e)(f)	14,324,390	14,324,390
	Shares	Value
Money Market Funds-(continued)
Invesco Private Prime Fund, 5.38%(d)(e)(f)	36,834,147	$36,834,147
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $51,158,537)		51,158,537
TOTAL INVESTMENTS IN SECURITIES-104.55% (Cost $1,018,470,546)		1,174,519,939
OTHER ASSETS LESS LIABILITIES-(4.55)%		(51,070,079)
NET ASSETS-100.00%		$1,123,449,860

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at July 31, 2023.
(d)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended July 31, 2023.

	Value April 30, 2023	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value July 31, 2023	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$-	$225,959	$(225,959)	$-	$-	$-	$182
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	20,775,244	87,063,299	(93,514,153)	-	-	14,324,390	255,849*
Invesco Private Prime Fund	53,422,056	194,303,270	(210,882,921)	1,157	(9,415)	36,834,147	698,157*
Total	$74,197,300	$281,592,528	$(304,623,033)	$1,157	$(9,415)	$51,158,537	$954,188

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of July 31, 2023.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco Global Listed Private Equity ETF (PSP)
July 31, 2023
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-80.76%
Aerospace & Defense-4.61%
Melrose Industries PLC (United Kingdom)	1,493,727	$10,186,092
Capital Markets-55.46%
3i Group PLC (United Kingdom)	417,210	10,612,602
Alaris Equity Partners Income (Canada)	89,693	1,073,931
Blackstone Secured Lending Fund(b)	78,607	2,235,583
Blackstone, Inc., Class A	108,954	11,417,290
Blue Owl Capital, Inc.(b)	541,894	6,676,134
Bridgepoint Group PLC (United Kingdom)(b)(c)	1,260,820	3,064,401
Carlyle Group, Inc. (The)(b)	301,363	10,743,591
Chrysalis Investments Ltd. (Guernsey)(d)	1,181,695	1,135,760
EQT AB (Sweden)(b)	494,607	11,833,852
Georgia Capital PLC (Georgia)(d)	50,164	600,255
Gimv N.V. (Belgium)(b)	52,873	2,448,398
Hamilton Lane, Inc., Class A(b)	49,786	4,402,576
IP Group PLC (United Kingdom)	2,190,350	1,685,292
JAFCO Group Co. Ltd. (Japan)	124,459	1,627,130
KKR & Co., Inc., Class A	180,813	10,736,676
Molten Ventures PLC (United Kingdom)(d)	262,261	886,787
Mutares SE & Co. KGaA (Germany)	38,766	938,176
Onex Corp. (Canada)	144,503	8,891,394
P10, Inc., Class A(b)	139,191	1,649,413
Partners Group Holding AG (Switzerland)(b)	10,454	11,794,442
Patria Investments Ltd., Class A (Cayman Islands)	100,268	1,526,079
Petershill Partners PLC (United Kingdom)(b)(c)	1,343,184	2,920,671
Ratos AB, Class B (Sweden)(b)	503,783	1,676,160
StepStone Group, Inc., Class A(b)	108,680	3,050,648
TPG, Inc.(b)	301,882	8,884,387
		122,511,628
Diversified Consumer Services-1.16%
Graham Holdings Co., Class B(b)	4,363	2,559,990
Financial Services-15.85%
Cannae Holdings, Inc.(d)	74,654	1,521,448
Compass Diversified Holdings(b)	100,070	2,254,577
Eurazeo SE (France)	124,840	7,639,157
HAL Trust (Netherlands)(b)	11,331	1,416,707
Kinnevik AB, Class B (Sweden)(b)(d)	512,550	7,007,167
Sofina S.A. (Belgium)(b)	42,399	10,106,715
Wendel SE (France)	51,218	5,071,047
		35,016,818
Industrial Conglomerates-0.47%
Italmobiliare S.p.A. (Italy)	37,917	1,045,136
Interactive Media & Services-2.22%
IAC, Inc.(b)(d)	70,357	4,896,847
IT Services-0.99%
Digital Garage, Inc. (Japan)	74,868	2,178,908
Total Common Stocks & Other Equity Interests (Cost $193,588,238)		178,395,419
	Shares	Value

Closed-End Funds-16.76%
Apax Global Alpha Ltd. (Guernsey)(b)(c)	1,000,896	$2,230,475
Ares Capital Corp.(b)	320,814	6,287,954
Blue Owl Capital Corp., BDC(b)	186,945	2,647,141
FS KKR Capital Corp., BDC(b)	155,917	3,160,437
Goldman Sachs BDC, Inc., BDC(b)	38,316	547,536
Golub Capital BDC, Inc.(b)	77,093	1,073,905
HBM Healthcare Investments AG (Switzerland), Class A(b)(d)	11,235	2,676,389
Hercules Capital, Inc.(b)	69,435	1,164,425
HgCapital Trust PLC (United Kingdom)(b)	1,124,381	5,642,072
Main Street Capital Corp.	37,975	1,605,203
NB Private Equity Partners Ltd. (Guernsey)	79,133	1,584,265
New Mountain Finance Corp., BDC(b)	42,145	537,349
Oakley Capital Investments Ltd. (Bermuda)(b)	350,580	2,002,768
Oaktree Specialty Lending Corp.(b)	27,264	556,458
Princess Private Equity Holding Ltd. (Guernsey)(b)	141,340	1,612,888
Prospect Capital Corp.(b)	162,797	1,035,389
Sixth Street Specialty Lending, Inc.	27,382	544,628
Syncona Ltd. (United Kingdom)(b)(d)	1,075,961	2,107,035
Total Closed-End Funds (Cost $37,448,632)		37,016,317
	Shares
Money Market Funds-1.69%
Invesco Government & Agency Portfolio, Institutional Class, 5.18%(e)(f) (Cost $3,738,692)	3,738,692	3,738,692
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.21% (Cost $234,775,562)		219,150,428
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-24.32%
Invesco Private Government Fund, 5.24%(e)(f)(g)	15,039,261	15,039,261
Invesco Private Prime Fund, 5.38%(e)(f)(g)	38,672,386	38,672,386
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $53,709,822)		53,711,647
TOTAL INVESTMENTS IN SECURITIES-123.53% (Cost $288,485,384)		272,862,075
OTHER ASSETS LESS LIABILITIES-(23.53)%		(51,974,590)
NET ASSETS-100.00%		$220,887,485

See accompanying notes which are an integral part of this schedule.

Invesco Global Listed Private Equity ETF (PSP)—(continued)
July 31, 2023
(Unaudited)
Investment Abbreviations:
BDC	-Business Development Company

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	All or a portion of this security was out on loan at July 31, 2023.
(c)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at July 31, 2023 was $8,215,547, which represented 3.72% of the Fund’s Net Assets.
(d)	Non-income producing security.
(e)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended July 31, 2023.

	Value April 30, 2023	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value July 31, 2023	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$2,007,766	$13,269,183	$(11,538,257)	$-	$-	$3,738,692	$22,893
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	15,014,772	40,063,494	(40,039,005)	-	-	15,039,261	173,517*
Invesco Private Prime Fund	38,609,514	82,193,970	(82,133,210)	4,862	(2,750)	38,672,386	465,451*
Total	$55,632,052	$135,526,647	$(133,710,472)	$4,862	$(2,750)	$57,450,339	$661,861

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(f)	The rate shown is the 7-day SEC standardized yield as of July 31, 2023.
(g)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.

This Fund has holdings greater than 10% of net assets in the following country:
United Kingdom	16.78%

Open Over-The-Counter Total Return Swap Agreements(a)
Counterparty	Pay/ Receive	Reference Entity	Rate	Payment Frequency	Maturity Date	Notional Value(b)		Upfront Payments Paid (Received)	Value	Unrealized Appreciation (Depreciation)
Equity Risk
Citibank, N.A.	Receive	Brookfield Business Partners LP	1-Day CORRA plus 55 basis points	Monthly	October-2023	CAD	1,589,910	$-	$(57,561)	$(57,561)

Abbreviations:
CAD	-Canadian Dollar
CORRA	-Canadian Overnight Repo Rate Average

(a)	The Fund receives or pays payments based on any positive or negative return on the Reference Entity, respectively.
(b)	Notional Value is denominated in U.S. Dollars unless otherwise noted.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco Golden Dragon China ETF (PGJ)
July 31, 2023
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-99.91%
Communication Services-22.14%
Autohome, Inc., ADR	62,199	$1,988,502
Baidu, Inc., ADR(b)	106,420	16,600,456
Bilibili, Inc., ADR(b)	113,859	2,171,291
DouYu International Holdings Ltd., ADR(b)	165,789	198,947
Hello Group, Inc., ADR	160,879	1,713,361
iQIYI, Inc., ADR(b)	479,617	3,040,772
JOYY, Inc., ADR	53,825	1,870,957
Kanzhun Ltd., ADR(b)	264,148	4,934,285
NetEase, Inc., ADR(c)	76,830	8,354,494
Sohu.com Ltd., ADR(b)	31,880	393,399
So-Young International, Inc., ADR(b)	73,373	123,267
Tencent Music Entertainment Group, ADR(b)	654,261	4,573,285
Weibo Corp., ADR	83,071	1,308,368
Zhihu, Inc., ADR(b)	262,314	325,269
		47,596,653
Consumer Discretionary-57.07%
Alibaba Group Holding Ltd., ADR(b)	164,356	16,790,609
Atour Lifestyle Holdings Ltd., ADR(b)	5,069	102,698
ATRenew, Inc., ADR(b)	81,966	250,816
Baozun, Inc., ADR(b)(c)	34,907	180,120
China Automotive Systems, Inc.(b)	27,987	151,130
ECARX Holdings, Inc.(b)	267,373	1,459,857
GSX Techedu, Inc., ADR(b)	140,675	589,428
H World Group Ltd., ADR(b)	162,819	7,821,825
JD.com, Inc., ADR(c)	381,802	15,772,241
Kandi Technologies Group, Inc.(b)	68,769	252,382
Lanvin Group Holdings Ltd.(b)(c)	121,411	546,349
Li Auto, Inc., ADR(b)	187,604	8,029,451
MINISO Group Holding Ltd., ADR	93,680	1,968,217
New Oriental Education & Technology Group, Inc., ADR(b)	98,747	5,542,669
Newegg Commerce, Inc.(b)(c)	350,171	514,751
NIO, Inc., ADR(b)(c)	868,137	13,282,496
Niu Technologies, ADR(b)(c)	47,066	206,620
PDD Holdings, Inc., ADR(b)	200,156	17,978,012
TAL Education Group, ADR(b)	425,873	3,483,641
TH International Ltd.(b)	148,636	442,935
Trip.com Group Ltd., ADR(b)(c)	339,163	13,919,250
Vipshop Holdings Ltd., ADR(b)	456,495	8,595,801
Xpeng, Inc., ADR(b)	220,411	4,610,998
Youdao, Inc., ADR(b)(c)	34,763	171,729
		122,664,025
Consumer Staples-1.22%
Dada Nexus Ltd., ADR(b)(c)	104,207	697,145
DingDong (Cayman) Ltd., ADR(b)(c)	129,991	378,274
RLX Technology, Inc., ADR(b)	652,677	1,142,185
Yatsen Holding Ltd., ADR(b)	333,750	410,512
		2,628,116
Financials-3.32%
FinVolution Group, ADR(c)	178,918	1,050,249
LexinFintech Holdings Ltd., ADR(b)	132,762	398,286
Lufax Holding Ltd., ADR	825,955	1,470,200
Noah Holdings Ltd., ADR(c)	30,382	462,414
Qifu Technology, Inc., ADR	127,016	2,535,239
Qudian, Inc., ADR(b)(c)	185,620	452,913
Up Fintech Holding Ltd., ADR(b)(c)	125,575	557,553
Waterdrop, Inc., ADR(b)(c)	113,520	210,012
		7,136,866
	Shares	Value
Health Care-1.05%
Burning Rock Biotech Ltd., ADR(b)(c)	51,835	$93,303
Gracell Biotechnologies, Inc., ADR(b)	63,126	237,985
I-Mab, ADR(b)(c)	63,850	183,888
Zai Lab Ltd., ADR(b)	57,538	1,729,592
		2,244,768
Industrials-5.93%
EHang Holdings Ltd., ADR(b)(c)	34,329	777,895
Emeren Group Ltd., ADR(b)	50,712	195,241
Full Truck Alliance Co. Ltd., ADR(b)(c)	600,989	4,501,408
TD Holdings, Inc.(b)(c)	134,592	71,643
ZTO Express (Cayman), Inc., ADR(c)	258,991	7,199,950
		12,746,137
Information Technology-5.43%
Agora, Inc., ADR(b)(c)	67,286	217,334
Bit Digital, Inc.(b)(c)	76,511	338,944
Canaan, Inc., ADR(b)(c)	147,791	469,975
Canadian Solar, Inc. (Canada)(b)	59,915	2,166,526
Chindata Group Holdings Ltd., ADR(b)(c)	117,473	946,832
Daqo New Energy Corp., ADR(b)(c)	68,634	2,681,530
GDS Holdings Ltd., ADR(b)(c)	78,850	1,047,128
Hollysys Automation Technologies Ltd.(b)	57,497	1,007,922
JinkoSolar Holding Co. Ltd., ADR(b)(c)	37,726	1,601,469
Kingsoft Cloud Holdings Ltd., ADR(b)(c)	88,317	621,752
Tuya, Inc., ADR(b)	115,912	185,459
Vnet Group, Inc., ADR(b)(c)	132,186	392,593
		11,677,464
Materials-0.03%
Huadi International Group Co. Ltd.(b)(c)	13,204	62,587
Real Estate-3.72%
KE Holdings, Inc., ADR(b)	459,062	7,996,860
Total Common Stocks & Other Equity Interests (Cost $258,655,760)		214,753,476

Money Market Funds-0.19%
Invesco Government & Agency Portfolio, Institutional Class, 5.18%(d)(e) (Cost $413,583)	413,583	413,583
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.10% (Cost $259,069,343)		215,167,059
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-10.00%
Invesco Private Government Fund, 5.24%(d)(e)(f)	5,994,963	5,994,963
Invesco Private Prime Fund, 5.38%(d)(e)(f)	15,488,704	15,488,704
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $21,482,416)		21,483,667
TOTAL INVESTMENTS IN SECURITIES-110.10% (Cost $280,551,759)		236,650,726
OTHER ASSETS LESS LIABILITIES-(10.10)%		(21,701,296)
NET ASSETS-100.00%		$214,949,430
See accompanying notes which are an integral part of this schedule.

Invesco Golden Dragon China ETF (PGJ)—(continued)
July 31, 2023
(Unaudited)
Investment Abbreviations:
ADR-American Depositary Receipt

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at July 31, 2023.
(d)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended July 31, 2023.

	Value April 30, 2023	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value July 31, 2023	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$93,062	$1,100,378	$(779,857)	$-	$-	$413,583	$455
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	14,196,763	50,458,667	(58,660,467)	-	-	5,994,963	169,438*
Invesco Private Prime Fund	37,413,796	91,975,913	(113,902,791)	2,016	(230)	15,488,704	431,755*
Total	$51,703,621	$143,534,958	$(173,343,115)	$2,016	$(230)	$21,897,250	$601,648

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of July 31, 2023.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco MSCI Sustainable Future ETF (ERTH)
July 31, 2023
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-98.87%
Automobiles-21.50%
Li Auto, Inc., A Shares (China)(b)	590,930	$12,570,722
Lucid Group, Inc.(b)(c)	476,119	3,623,266
NIO, Inc., ADR (China)(b)(c)	721,695	11,041,933
Rivian Automotive, Inc., Class A(b)(c)	339,065	9,371,757
Tesla, Inc.(b)	71,372	19,087,014
Xpeng, Inc. (China)(b)(c)	545,605	6,069,118
Yadea Group Holdings Ltd. (China)(d)	630,145	1,426,951
		63,190,761
Building Products-4.25%
Advanced Drainage Systems, Inc.	38,512	4,698,079
Kingspan Group PLC (Ireland)	80,979	6,517,694
Rockwool A/S, Class B (Denmark)(c)	4,773	1,288,349
		12,504,122
Chemicals-1.13%
FutureFuel Corp.	9,172	89,152
Umicore S.A. (Belgium)(c)	108,459	3,219,136
		3,308,288
Commercial Services & Supplies-0.34%
China Everbright Environment Group Ltd. (China)	1,855,059	737,390
Dynagreen Environmental Protection Group Co. Ltd., H Shares (China)(d)	86,858	29,292
Midac Holdings Co. Ltd. (Japan)	5,583	63,579
Sunny Friend Environmental Technology Co. Ltd. (Taiwan)	41,853	179,789
		1,010,050
Construction & Engineering-0.45%
China Conch Venture Holdings Ltd. (China)	757,723	946,340
OX2 AB (Sweden)(b)	58,563	367,012
		1,313,352
Diversified REITs-0.91%
American Assets Trust, Inc.	29,853	671,692
Lar Espana Real Estate SOCIMI S.A. (Spain)	21,184	137,569
Merlin Properties SOCIMI S.A. (Spain)	167,060	1,560,108
OUE Commercial REIT (Singapore)(c)	1,296,227	302,629
		2,671,998
Electrical Equipment-14.61%
Alfen N.V. (Netherlands)(b)(c)(d)	11,525	802,060
Array Technologies, Inc.(b)(c)	79,383	1,512,246
Blink Charging Co.(b)(c)	30,339	194,170
China High Speed Transmission Equipment Group Co. Ltd. (Hong Kong)(b)(c)	290,251	98,627
Contemporary Amperex Technology Co. Ltd., A Shares (China)	138,900	4,620,768
CS Wind Corp. (South Korea)	13,429	781,730
Dajin Heavy Industry Co. Ltd., A Shares (China)	21,400	90,699
Energiekontor AG (Germany)	3,715	323,582
Ginlong Technologies Co. Ltd., A Shares (China)	13,200	174,596
Goldwind Science & Technology Co. Ltd., A Shares (China)	78,300	122,708
GoodWe Technologies Co. Ltd., A Shares (China)	5,760	133,387
Kempower OYJ (Finland)(b)(c)	8,270	370,195
LG Energy Solution Ltd. (South Korea)(b)	18,475	8,116,738
Ming Yang Smart Energy Group Ltd., A Shares (China)	71,600	180,634
	Shares	Value
Electrical Equipment-(continued)
Nordex SE (Germany)(b)	61,352	$869,898
Plug Power, Inc.(b)(c)	283,732	3,722,564
PNE AG (Germany)	15,921	233,815
PowerCell Sweden AB (Sweden)(b)(c)	27,716	255,702
Pylon Technologies Co. Ltd., A Shares (China)	5,816	144,213
Shoals Technologies Group, Inc., Class A(b)(c)	89,445	2,321,992
Signify N.V.	67,154	2,115,343
Soltec Power Holdings S.A. (Spain)(b)(c)	17,843	82,232
Stem, Inc.(b)(c)	81,360	575,215
Sungrow Power Supply Co. Ltd., A Shares (China)	47,100	734,831
SunPower Corp.(b)(c)	47,264	466,496
Sunrun, Inc.(b)(c)	113,578	2,155,710
Titan Wind Energy Suzhou Co. Ltd., A Shares (China)(b)	59,700	119,120
TPI Composites, Inc.(b)(c)	23,584	140,089
Vestas Wind Systems A/S (Denmark)(b)(c)	427,329	11,483,444
		42,942,804
Electronic Equipment, Instruments & Components-0.82%
Badger Meter, Inc.	14,643	2,410,824
Food Products-2.90%
Darling Ingredients, Inc.(b)	83,959	5,814,161
Grieg Seafood ASA (Norway)	25,471	183,923
Minerva S.A. (Brazil)	144,700	306,917
Salmar ASA (Norway)	37,992	1,758,677
SLC Agricola S.A. (Brazil)	50,695	465,170
		8,528,848
Ground Transportation-5.05%
Beijing-Shanghai High Speed Railway Co. Ltd., A Shares (China)	959,600	734,461
BTS Group Holdings PCL, NVDR (Thailand)	3,861,374	913,768
BTS Group Holdings PCL, Wts., expiring 11/20/2026 (Thailand)(b)	1	0
Central Japan Railway Co. (Japan)	74,492	9,508,111
MTR Corp. Ltd. (Hong Kong)	799,267	3,674,167
		14,830,507
Household Durables-1.81%
Beazer Homes USA, Inc.(b)	13,736	461,942
KB Home	37,718	2,035,640
Meritage Homes Corp.	18,677	2,781,939
Neinor Homes S.A. (Spain)(b)(d)	5,477	54,348
		5,333,869
Independent Power and Renewable Electricity Producers-7.10%
Altus Power, Inc.(b)(c)	38,443	261,797
Audax Renovables S.A. (Spain)(b)(c)	83,542	115,321
BCPG PCL, NVDR (Thailand)	684,739	193,046
Boralex, Inc., Class A (Canada)	50,621	1,312,204
Canvest Environmental Protection Group Co. Ltd. (Hong Kong)(d)	298,577	160,416
CECEP Solar Energy Co. Ltd., A Shares (China)	142,200	131,321
CECEP Wind-Power Corp., A Shares (China)	227,300	116,405
China Datang Corp. Renewable Power Co. Ltd., H Shares (China)	1,287,442	417,663
China Everbright Greentech Ltd. (China)(d)	408,443	67,562
China Three Gorges Renewables Group Co. Ltd., A Shares (China)	918,800	692,949
Concord New Energy Group Ltd. (Hong Kong)	3,899,114	319,981
See accompanying notes which are an integral part of this schedule.

Invesco MSCI Sustainable Future ETF (ERTH)—(continued)
July 31, 2023
(Unaudited)
	Shares	Value
Independent Power and Renewable Electricity Producers-(continued)
Corp ACCIONA Energias Renovables S.A. (Spain)(c)	35,417	$1,117,584
EDP Renovaveis S.A. (Spain)(c)	138,416	2,650,848
Encavis AG (Germany)(b)	61,250	1,029,514
Energix-Renewable Energies Ltd. (Israel)	158,635	583,247
Enlight Renewable Energy Ltd. (Israel)(b)	64,306	1,244,109
eRex Co. Ltd. (Japan)(c)	18,271	145,829
Greenvolt-Energias Renovaveis S.A. (Portugal)(b)(c)	34,867	244,111
Grenergy Renovables S.A. (Spain)(b)	8,599	260,154
Montauk Renewables, Inc.(b)(c)	29,915	261,756
Neoen S.A. (France)(c)(d)	36,950	1,218,104
NextEra Energy Partners L.P.(c)	46,285	2,520,218
Omega Energia S.A. (Brazil)(b)	113,791	280,109
Opdenergy Holding S.A. (Spain)(b)	28,705	180,714
Ormat Technologies, Inc.	28,478	2,315,261
RENOVA, Inc. (Japan)(b)	22,743	240,428
Scatec ASA (South Africa)(d)	63,991	535,130
Solaria Energia y Medio Ambiente S.A. (Spain)(b)	44,985	705,535
SPCG PCL, NVDR (Thailand)	223,109	82,781
Super Energy Corp. PCL, NVDR (Thailand)(b)	10,312,180	150,636
TransAlta Renewables, Inc. (Canada)	64,687	659,525
Voltalia S.A. (France)(b)	22,989	400,475
West Holdings Corp. (Japan)	13,658	267,431
		20,882,164
Industrial REITs-1.36%
Advance Logistics Investment Corp. (Japan)(b)	391	363,260
CRE Logistics REIT, Inc. (Japan)(b)	348	429,856
Mitsubishi Estate Logistics REIT Investment Corp. (Japan)	267	764,844
Nippon Prologis REIT, Inc. (Japan)(b)	1,186	2,426,592
		3,984,552
IT Services-0.34%
Chindata Group Holdings Ltd., ADR (China)(b)(c)	70,436	567,714
Kingsoft Cloud Holdings Ltd., ADR (China)(b)	61,804	435,100
		1,002,814
Machinery-2.58%
Alstom S.A. (France)(c)	168,394	5,165,144
Dawonsys Co. Ltd. (South Korea)(b)	18,227	200,766
Ebusco Holding N.V. (Netherlands)(b)(c)	7,669	67,940
Energy Recovery, Inc.(b)	24,281	740,085
Lion Electric Co. (The) (Canada)(b)	61,459	161,556
Riyue Heavy Industry Co. Ltd., A Shares (China)	25,500	64,796
Stadler Rail AG (Switzerland)	29,202	1,181,083
		7,581,370
Metals & Mining-0.45%
Schnitzer Steel Industries, Inc., Class A	13,036	472,033
Sims Ltd.	83,110	845,656
		1,317,689
Office REITs-3.44%
Brandywine Realty Trust	105,703	533,800
Centuria Office REIT (Australia)	259,815	253,861
Covivio S.A. (France)	24,993	1,210,813
Douglas Emmett, Inc.(c)	98,748	1,451,595
Global One Real Estate Investment Corp. (Japan)	499	412,672
	Shares	Value
Office REITs-(continued)
Inmobiliaria Colonial SOCIMI S.A. (Spain)	155,527	$1,006,567
Japan Excellent, Inc. (Japan)(c)	622	577,434
Keppel REIT (Singapore)	1,131,865	775,717
Mori Hills REIT Investment Corp. (Japan)(c)	809	823,918
Paramount Group, Inc.(c)	94,645	495,940
Piedmont Office Realty Trust, Inc., Class A	73,468	546,602
Vornado Realty Trust(c)	90,416	2,032,552
		10,121,471
Oil, Gas & Consumable Fuels-0.32%
Enviva, Inc.(c)	17,183	231,455
REX American Resources Corp.(b)	5,933	219,640
VERBIO Vereinigte BioEnergie AG (Germany)(c)	9,337	456,047
Waga Energy S.A. (France)(b)(c)	1,167	36,670
		943,812
Paper & Forest Products-2.48%
Canfor Corp. (Canada)(b)	30,194	477,369
Mercer International, Inc. (Germany)(c)	16,556	147,349
Suzano S.A. (Brazil)	413,200	4,175,387
West Fraser Timber Co. Ltd. (Canada)	29,455	2,486,192
		7,286,297
Real Estate Management & Development-3.60%
Daiwa House Industry Co. Ltd. (Japan)	311,533	8,468,049
Deutsche EuroShop AG (Germany)	7,873	192,271
Platzer Fastigheter Holding AB, Class B (Sweden)	34,056	259,289
SOHO China Ltd. (China)(b)	870,104	142,810
Swire Properties Ltd. (Hong Kong)	607,783	1,519,711
		10,582,130
Retail REITs-4.30%
AEON REIT Investment Corp. (Japan)(c)	906	954,590
CapitaLand Integrated Commercial Trust (Singapore)	2,822,190	4,335,945
First Capital REIT (Canada)(c)	52,821	591,114
Frasers Centrepoint Trust (Singapore)	557,530	911,161
Fukuoka REIT Corp. (Japan)	322	377,344
Klepierre S.A. (France)	113,054	3,010,245
Lendlease Global Commercial REIT (Singapore)	1,023,701	524,263
Mapletree Pan Asia Commercial Trust (Singapore)	1,270,180	1,578,398
Mercialys S.A. (France)	41,234	358,018
		12,641,078
Semiconductors & Semiconductor Equipment-12.50%
Duk San Neolux Co. Ltd. (South Korea)(b)	6,001	189,731
Enphase Energy, Inc.(b)	72,042	10,938,137
First Solar, Inc.(b)	53,230	11,039,902
Flat Glass Group Co. Ltd., A Shares (China)	43,200	211,867
Flat Glass Group Co. Ltd., H Shares (China)	240,329	713,403
HD Hyundai Energy Solutions Co. Ltd. (South Korea)	2,872	77,734
JA Solar Technology Co. Ltd., A Shares (China)	104,508	486,220
LONGi Green Energy Technology Co. Ltd., A Shares (China)	239,272	999,373
Maxeon Solar Technologies Ltd.(b)	16,398	404,866
Risen Energy Co. Ltd., A Shares (China)	36,700	118,418
Shanghai Aiko Solar Energy Co. Ltd., A Shares (China)	57,080	205,741

See accompanying notes which are an integral part of this schedule.

Invesco MSCI Sustainable Future ETF (ERTH)—(continued)
July 31, 2023
(Unaudited)
	Shares	Value
Semiconductors & Semiconductor Equipment-(continued)
SMA Solar Technology AG (Germany)(b)(c)	8,070	$770,976
SolarEdge Technologies, Inc.(b)	29,536	7,131,762
TSEC Corp. (Taiwan)	272,059	270,098
United Renewable Energy Co. Ltd. (Taiwan)	697,075	394,824
Xinyi Solar Holdings Ltd. (China)	2,587,120	2,786,594
		36,739,646
Software-0.06%
Tuya, Inc., ADR (China)(b)	113,226	181,162
Specialized REITs-6.03%
Digital Realty Trust, Inc.(c)	142,288	17,731,931
Specialty Retail-0.04%
Fastned B.V., CVA (Netherlands)(b)(c)	3,136	104,592
Transportation Infrastructure-0.31%
Taiwan High Speed Rail Corp. (Taiwan)	934,000	896,062
Water Utilities-0.19%
Beijing Enterprises Water Group Ltd. (China)	2,243,127	546,494
Total Common Stocks & Other Equity Interests (Cost $314,749,144)		290,588,687

Exchange-Traded Funds-1.05%
iShares MSCI India ETF(b)(c) (Cost $2,881,818)	68,942	3,085,844
	Shares	Value

Money Market Funds-0.01%
Invesco Government & Agency Portfolio, Institutional Class, 5.18%(e)(f) (Cost $37,397)	37,397	$37,397
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.93% (Cost $317,668,359)		293,711,928
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-22.93%
Invesco Private Government Fund, 5.24%(e)(f)(g)	18,872,768	18,872,768
Invesco Private Prime Fund, 5.38%(e)(f)(g)	48,529,976	48,529,976
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $67,400,788)		67,402,744
TOTAL INVESTMENTS IN SECURITIES-122.86% (Cost $385,069,147)		361,114,672
OTHER ASSETS LESS LIABILITIES-(22.86)%		(67,200,992)
NET ASSETS-100.00%		$293,913,680

Investment Abbreviations:
ADR	-American Depositary Receipt
CVA	-Dutch Certificates
ETF	-Exchange-Traded Fund
NVDR	-Non-Voting Depositary Receipt
REIT	-Real Estate Investment Trust
Wts.	-Warrants

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at July 31, 2023.
(d)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at July 31, 2023 was $4,293,863, which represented 1.46% of the Fund’s Net Assets.
(e)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended July 31, 2023.

	Value April 30, 2023	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value July 31, 2023	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$-	$1,573,418	$(1,536,021)	$-	$-	$37,397	$455
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	17,921,494	39,388,786	(38,437,512)	-	-	18,872,768	232,780*
Invesco Private Prime Fund	46,083,841	72,501,254	(70,055,784)	4,188	(3,523)	48,529,976	611,650*
Total	$64,005,335	$113,463,458	$(110,029,317)	$4,188	$(3,523)	$67,440,141	$844,885

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

See accompanying notes which are an integral part of this schedule.

Invesco MSCI Sustainable Future ETF (ERTH)—(continued)
July 31, 2023
(Unaudited)
(f)	The rate shown is the 7-day SEC standardized yield as of July 31, 2023.
(g)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.

This Fund has holdings greater than 10% of net assets in the following country:
China	16.59%
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco Raymond James SB-1 Equity ETF (RYJ)
July 31, 2023
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-100.06%
Communication Services-3.42%
AT&T, Inc.	50,152	$728,207
DISH Network Corp., Class A(b)(c)	101,411	804,189
Frontier Communications Parent, Inc.(b)(c)	44,026	801,714
Integral Ad Science Holding Corp.(b)(c)	36,506	761,150
Iridium Communications, Inc.	12,097	635,697
T-Mobile US, Inc.(b)	5,248	723,017
		4,453,974
Consumer Discretionary-7.95%
Arko Corp.(c)	87,215	727,373
Bloomin’ Brands, Inc.(c)	26,063	700,313
Capri Holdings Ltd.(b)	20,338	750,675
Dave & Buster’s Entertainment, Inc.(b)(c)	15,845	725,701
Everi Holdings, Inc.(b)(c)	50,015	742,223
lululemon athletica, inc.(b)	1,925	728,670
Mobileye Global, Inc., Class A (Israel)(b)(c)	17,906	683,651
Newell Brands, Inc.	73,892	824,635
Planet Fitness, Inc., Class A(b)(c)	11,053	746,520
Tempur Sealy International, Inc.	16,035	715,642
Toll Brothers, Inc.	9,355	751,487
Tractor Supply Co.(c)	3,429	768,062
Ulta Beauty, Inc.(b)	1,590	707,232
Xponential Fitness, Inc., Class A(b)(c)	37,077	783,066
		10,355,250
Consumer Staples-2.84%
Darling Ingredients, Inc.(b)	10,862	752,193
Dollar General Corp.	4,356	735,554
Estee Lauder Cos., Inc. (The), Class A	4,034	726,120
Primo Water Corp.	52,404	742,565
Target Corp.	5,461	745,263
		3,701,695
Energy-15.69%
APA Corp.	19,363	784,008
Atlas Energy Solutions, Inc., Class A(c)	39,613	782,357
Cheniere Energy, Inc.	4,690	759,123
ConocoPhillips	6,583	774,951
Devon Energy Corp.	14,304	772,416
Diamondback Energy, Inc.	5,251	773,577
Energy Transfer L.P.	55,699	740,240
Enterprise Products Partners L.P.	27,332	724,571
Enviva, Inc.(c)	60,662	817,117
EOG Resources, Inc.	5,954	789,084
Halliburton Co.	20,171	788,283
Kimbell Royalty Partners L.P.	48,691	769,805
Marathon Oil Corp.(c)	29,141	765,534
Marathon Petroleum Corp.	5,917	787,079
NexTier Oilfield Solutions, Inc.(b)(c)	66,778	795,994
Northern Oil and Gas, Inc.(c)	20,143	793,030
Occidental Petroleum Corp.	12,160	767,661
Patterson-UTI Energy, Inc.(c)	49,846	789,561
Pioneer Natural Resources Co.	3,450	778,561
Plains All American Pipeline L.P.	49,947	743,211
Plains GP Holdings L.P., Class A(b)(c)	48,049	753,889
Select Water Solutions, Inc., Class A	90,545	761,483
Targa Resources Corp.	9,238	757,424
Tidewater, Inc.(b)	12,583	794,113
TXO Partners L.P.	11,432	251,390
Valero Energy Corp.	6,090	785,062
Weatherford International PLC(b)	9,936	825,681
		20,425,205
	Shares	Value
Financials-19.30%
Allstate Corp. (The)	6,566	$739,857
Arthur J. Gallagher & Co.(c)	3,369	723,661
AssetMark Financial Holdings, Inc.(b)(c)	23,245	695,026
Cadence Bank(c)	32,475	813,499
Chubb Ltd.	3,687	753,660
Coastal Financial Corp.(b)	16,448	742,956
Columbia Banking System, Inc.	33,526	749,306
Comerica, Inc.	13,891	749,558
Everest Group Ltd.	2,014	726,067
Fidelity National Information Services, Inc.	12,017	725,587
Flywire Corp.(b)(c)	23,012	785,630
Globe Life, Inc.	6,412	719,234
Huntington Bancshares, Inc.	61,992	758,782
I3 Verticals, Inc., Class A(b)(c)	29,527	738,470
Intercontinental Exchange, Inc.	6,358	729,898
Kemper Corp.(c)	15,060	767,608
Ladder Capital Corp.	63,382	696,568
Merchants Bancorp(c)	25,084	792,905
New York Community Bancorp, Inc.	60,463	838,622
Nexpoint Real Estate Finance, Inc.	33,161	567,385
Old Second Bancorp, Inc.	48,180	770,398
Pacific Premier Bancorp, Inc.	30,957	790,642
Primerica, Inc.	3,475	739,133
Redwood Trust, Inc.(c)	107,020	805,861
Reinsurance Group of America, Inc.	5,071	711,715
Skyward Specialty Insurance Group, Inc.(b)	29,851	707,170
Starwood Property Trust, Inc.(c)	34,680	719,263
Texas Capital Bancshares, Inc.(b)	11,237	717,483
TPG RE Finance Trust, Inc.(c)	97,900	763,620
Travelers Cos., Inc. (The)	4,235	731,003
Voya Financial, Inc.(c)	9,867	732,723
Wells Fargo & Co.	15,600	720,096
Willis Towers Watson PLC	3,167	669,282
Wintrust Financial Corp.	8,737	737,053
		25,129,721
Health Care-14.20%
89bio, Inc.(b)	41,870	663,221
Acadia Healthcare Co., Inc.(b)	9,816	775,758
ADMA Biologics, Inc.(b)	195,539	811,487
Apellis Pharmaceuticals, Inc.(b)	21,473	552,930
Argenx SE, ADR (Netherlands)(b)	1,374	693,156
Avidity Biosciences, Inc.(b)	72,867	692,965
Blueprint Medicines Corp.(b)(c)	12,590	830,940
Boston Scientific Corp.(b)	13,753	713,093
Cigna Group (The)	2,499	737,455
Cymabay Therapeutics, Inc.(b)(c)	65,237	851,343
DexCom, Inc.(b)	5,627	700,899
Disc Medicine, Inc.(b)	15,942	790,723
Dyne Therapeutics, Inc.(b)(c)	66,900	814,842
Encompass Health Corp.	10,725	708,172
InflaRx N.V. (Germany)(b)	180,203	755,051
Mirum Pharmaceuticals, Inc.(b)(c)	27,362	704,845
Ocular Therapeutix, Inc.(b)(c)	163,021	740,115
QuidelOrtho Corp.(b)	8,669	757,324
REGENXBIO, Inc.(b)(c)	40,778	774,782
Relay Therapeutics, Inc.(b)(c)	60,612	763,711
Sol-Gel Technologies Ltd. (Israel)(b)	11,121	41,315
Tarsus Pharmaceuticals, Inc.(b)(c)	31,636	696,308
Tenet Healthcare Corp.(b)	9,316	696,185
UnitedHealth Group, Inc.	1,458	738,287
See accompanying notes which are an integral part of this schedule.

Invesco Raymond James SB-1 Equity ETF (RYJ)—(continued)
July 31, 2023
(Unaudited)
	Shares	Value
Health Care-(continued)
Xencor, Inc.(b)(c)	29,456	$715,486
Zura Bio Ltd. (United Kingdom)(b)(c)	111,229	765,255
		18,485,648
Industrials-13.41%
AeroVironment, Inc.(b)(c)	7,944	756,745
Alaska Air Group, Inc.(b)(c)	13,595	661,125
Byrna Technologies, Inc.(b)(c)	103,271	381,070
Casella Waste Systems, Inc., Class A(b)(c)	8,325	671,744
Clean Harbors, Inc.(b)	4,323	718,742
Construction Partners, Inc., Class A(b)(c)	24,345	715,743
Copa Holdings S.A., Class A (Panama)	6,141	724,761
Delta Air Lines, Inc.	15,100	698,526
Emeren Group Ltd., ADR (China)(b)	189,004	727,665
Federal Signal Corp.(c)	11,562	706,323
Forward Air Corp.(c)	6,288	747,266
FTC Solar, Inc.(b)	213,109	809,814
Griffon Corp.(c)	17,712	738,945
PACCAR, Inc.	8,277	712,898
Ryanair Holdings PLC, ADR (Ireland)(b)(c)	6,894	706,842
Shyft Group, Inc. (The)(c)	35,330	509,812
Southwest Airlines Co.	19,828	677,324
SS&C Technologies Holdings, Inc.(c)	11,909	693,699
SunPower Corp.(b)(c)	64,949	641,047
Tecnoglass, Inc.	15,501	729,787
Union Pacific Corp.(c)	3,391	786,780
United Parcel Service, Inc., Class B	3,933	735,982
V2X, Inc.(b)(c)	14,707	756,822
Waste Connections, Inc.	5,115	722,085
WESCO International, Inc.	4,173	732,654
		17,464,201
Information Technology-12.12%
Advanced Micro Devices, Inc.(b)	6,669	762,934
Alarm.com Holdings, Inc.(b)(c)	13,896	767,198
Avnet, Inc.	15,346	744,281
Ciena Corp.(b)(c)	17,406	734,533
Cognex Corp.(c)	13,078	714,320
Edgio, Inc.(b)	858,222	674,133
EngageSmart, Inc.(b)(c)	39,212	743,459
Fastly, Inc., Class A(b)(c)	41,656	765,221
HubSpot, Inc.(b)(c)	1,361	790,129
Jabil, Inc.	6,483	717,474
Juniper Networks, Inc.	24,565	682,907
Microchip Technology, Inc.	8,332	782,708
New Relic, Inc.(b)(c)	10,313	866,086
nLight, Inc.(b)(c)	50,289	724,162
NVIDIA Corp.	1,615	754,673
Pure Storage, Inc., Class A(b)	19,533	722,526
RingCentral, Inc., Class A(b)(c)	18,339	758,501
Roper Technologies, Inc.	1,527	752,887
Salesforce, Inc.(b)	3,223	725,207
	Shares	Value
Information Technology-(continued)
SentinelOne, Inc., Class A(b)(c)	50,427	$840,618
TD SYNNEX Corp.	7,614	751,578
		15,775,535
Materials-1.16%
Graphic Packaging Holding Co.	30,879	747,272
Scotts Miracle-Gro Co. (The)(c)	10,793	755,942
		1,503,214
Real Estate-9.53%
Agree Realty Corp.	11,000	712,580
CareTrust REIT, Inc.(c)	35,028	728,232
CBRE Group, Inc., Class A(b)	8,360	696,472
Cushman & Wakefield PLC(b)	74,265	730,025
Digital Realty Trust, Inc.	6,191	771,522
DigitalBridge Group, Inc.(c)	44,478	712,538
Equinix, Inc.	907	734,597
Extra Space Storage, Inc.	5,008	698,967
Federal Realty Investment Trust(c)	7,139	724,751
Kite Realty Group Trust(c)	31,233	714,611
Medical Properties Trust, Inc.(c)	71,590	722,343
PotlatchDeltic Corp.(c)	13,648	731,942
Prologis, Inc.	5,941	741,140
SBA Communications Corp., Class A	3,299	722,316
Uniti Group, Inc.(c)	146,168	815,617
Ventas, Inc.	14,796	717,902
Weyerhaeuser Co.	21,416	729,429
		12,404,984
Utilities-0.44%
Sunnova Energy International, Inc.(b)	32,561	575,027
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.06% (Cost $106,901,423)		130,274,454
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-20.41%
Invesco Private Government Fund, 5.24%(d)(e)(f)	7,418,821	7,418,821
Invesco Private Prime Fund, 5.38%(d)(e)(f)	19,160,612	19,160,612
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $26,578,218)		26,579,433
TOTAL INVESTMENTS IN SECURITIES-120.47% (Cost $133,479,641)		156,853,887
OTHER ASSETS LESS LIABILITIES-(20.47)%		(26,649,957)
NET ASSETS-100.00%		$130,203,930

See accompanying notes which are an integral part of this schedule.

Invesco Raymond James SB-1 Equity ETF (RYJ)—(continued)
July 31, 2023
(Unaudited)
Investment Abbreviations:
ADR	-American Depositary Receipt
REIT	-Real Estate Investment Trust

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at July 31, 2023.
(d)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended July 31, 2023.

	Value April 30, 2023	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value July 31, 2023	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$52,868	$120,489	$(173,357)	$-	$-	$-	$118
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	10,968,987	21,131,139	(24,681,305)	-	-	7,418,821	128,158*
Invesco Private Prime Fund	27,834,303	37,261,401	(45,935,797)	3,451	(2,746)	19,160,612	333,253*
Total	$38,856,158	$58,513,029	$(70,790,459)	$3,451	$(2,746)	$26,579,433	$461,529

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of July 31, 2023.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco S&P 500 BuyWrite ETF (PBP)
July 31, 2023
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-101.70%
Communication Services-8.84%
Activision Blizzard, Inc.(b)	1,890	$175,317
Alphabet, Inc., Class A(b)	15,692	2,082,642
Alphabet, Inc., Class C(b)	13,498	1,796,719
AT&T, Inc.	18,882	274,167
Charter Communications, Inc., Class A(b)	274	111,022
Comcast Corp., Class A	10,986	497,226
Electronic Arts, Inc.	688	93,809
Fox Corp., Class A	711	23,783
Fox Corp., Class B	360	11,308
Interpublic Group of Cos., Inc. (The)	1,020	34,915
Live Nation Entertainment, Inc.(b)	379	33,257
Match Group, Inc.(b)	736	34,231
Meta Platforms, Inc., Class A(b)	5,843	1,861,580
Netflix, Inc.(b)	1,174	515,351
News Corp., Class A	1,006	19,939
News Corp., Class B	310	6,234
Omnicom Group, Inc.	528	44,679
Paramount Global, Class B	1,339	21,464
Take-Two Interactive Software, Inc.(b)	419	64,082
T-Mobile US, Inc.(b)	1,521	209,548
Verizon Communications, Inc.	11,104	378,424
Walt Disney Co. (The)(b)	4,826	428,983
Warner Bros Discovery, Inc.(b)	5,855	76,525
		8,795,205
Consumer Discretionary-10.75%
Advance Auto Parts, Inc.	157	11,679
Amazon.com, Inc.(b)	23,575	3,151,506
Aptiv PLC(b)	715	78,285
AutoZone, Inc.(b)	48	119,123
Bath & Body Works, Inc.	605	22,421
Best Buy Co., Inc.	515	42,771
Booking Holdings, Inc.(b)	98	291,138
BorgWarner, Inc.	620	28,830
Caesars Entertainment, Inc.(b)	569	33,582
CarMax, Inc.(b)	418	34,531
Carnival Corp.(b)	2,653	49,983
Chipotle Mexican Grill, Inc.(b)	73	143,246
D.R. Horton, Inc.	820	104,156
Darden Restaurants, Inc.	319	53,886
Domino’s Pizza, Inc.	93	36,897
eBay, Inc.	1,413	62,893
Etsy, Inc.(b)	326	33,138
Expedia Group, Inc.(b)	376	46,071
Ford Motor Co.	10,380	137,120
Garmin Ltd.	404	42,780
General Motors Co.	3,672	140,895
Genuine Parts Co.	371	57,772
Hasbro, Inc.	344	22,209
Hilton Worldwide Holdings, Inc.	699	108,688
Home Depot, Inc. (The)	2,675	893,022
Las Vegas Sands Corp.(b)	869	51,975
Lennar Corp., Class A	671	85,103
LKQ Corp.	671	36,764
Lowe’s Cos., Inc.	1,575	368,975
Marriott International, Inc., Class A	681	137,433
McDonald’s Corp.	1,929	565,583
MGM Resorts International	798	40,514
Mohawk Industries, Inc.(b)	139	14,781
Newell Brands, Inc.	996	11,115
NIKE, Inc., Class B	3,255	359,319
Norwegian Cruise Line Holdings Ltd.(b)	1,120	24,718
	Shares	Value
Consumer Discretionary-(continued)
NVR, Inc.(b)	8	$50,452
O’Reilly Automotive, Inc., Class R(b)	160	148,126
Pool Corp.	103	39,628
PulteGroup, Inc.	590	49,790
Ralph Lauren Corp.	108	14,184
Ross Stores, Inc.	904	103,635
Royal Caribbean Cruises Ltd.(b)	581	63,393
Starbucks Corp.	3,028	307,554
Tapestry, Inc.	612	26,408
Tesla, Inc.(b)	7,115	1,902,764
TJX Cos., Inc. (The)	3,041	263,138
Tractor Supply Co.	290	64,957
Ulta Beauty, Inc.(b)	132	58,714
VF Corp.	873	17,294
Whirlpool Corp.	144	20,773
Wynn Resorts Ltd.	273	29,752
Yum! Brands, Inc.	741	102,013
		10,705,477
Consumer Staples-6.71%
Altria Group, Inc.	4,715	214,155
Archer-Daniels-Midland Co.	1,439	122,257
Brown-Forman Corp., Class B	482	34,029
Bunge Ltd.	398	43,251
Campbell Soup Co.	531	24,330
Church & Dwight Co., Inc.	646	61,803
Clorox Co. (The)	326	49,383
Coca-Cola Co. (The)	10,280	636,640
Colgate-Palmolive Co.	2,192	167,162
Conagra Brands, Inc.	1,259	41,308
Constellation Brands, Inc., Class A	426	116,213
Costco Wholesale Corp.	1,171	656,545
Dollar General Corp.	579	97,770
Dollar Tree, Inc.(b)	550	84,882
Estee Lauder Cos., Inc. (The), Class A	612	110,160
General Mills, Inc.	1,551	115,922
Hershey Co. (The)	388	89,748
Hormel Foods Corp.	766	31,314
JM Smucker Co. (The)	282	42,483
Kellogg Co.	679	45,418
Keurig Dr Pepper, Inc.	2,225	75,672
Kimberly-Clark Corp.	891	115,028
Kraft Heinz Co. (The)	2,107	76,231
Kroger Co. (The)	1,724	83,855
Lamb Weston Holdings, Inc.	384	39,794
McCormick & Co., Inc.	663	59,325
Molson Coors Beverage Co., Class B	496	34,606
Mondelez International, Inc., Class A	3,597	266,646
Monster Beverage Corp.(b)	2,019	116,072
PepsiCo, Inc.	3,638	681,980
Philip Morris International, Inc.	4,099	408,752
Procter & Gamble Co. (The)	6,225	972,968
Sysco Corp.	1,338	102,103
Target Corp.	1,219	166,357
Tyson Foods, Inc., Class A	755	42,069
Walgreens Boots Alliance, Inc.	1,892	56,703
Walmart, Inc.	3,705	592,281
		6,675,215
Energy-4.35%
APA Corp.	815	32,999
Baker Hughes Co., Class A	2,674	95,703
Chevron Corp.	4,603	753,327
See accompanying notes which are an integral part of this schedule.

Invesco S&P 500 BuyWrite ETF (PBP)—(continued)
July 31, 2023
(Unaudited)
	Shares	Value
Energy-(continued)
ConocoPhillips	3,196	$376,233
Coterra Energy, Inc.	2,001	55,108
Devon Energy Corp.	1,694	91,476
Diamondback Energy, Inc.	478	70,419
EOG Resources, Inc.	1,545	204,759
EQT Corp.	956	40,324
Exxon Mobil Corp.	10,679	1,145,216
Halliburton Co.	2,383	93,128
Hess Corp.	730	110,763
Kinder Morgan, Inc.	5,209	92,251
Marathon Oil Corp.	1,631	42,846
Marathon Petroleum Corp.	1,121	149,115
Occidental Petroleum Corp.	1,898	119,821
ONEOK, Inc.	1,182	79,241
Phillips 66	1,212	135,199
Pioneer Natural Resources Co.	617	139,238
Schlumberger N.V.	3,765	219,650
Targa Resources Corp.	597	48,948
Valero Energy Corp.	956	123,238
Williams Cos., Inc. (The)	3,218	110,860
		4,329,862
Financials-12.82%
Aflac, Inc.	1,452	105,038
Allstate Corp. (The)	695	78,313
American Express Co.	1,570	265,142
American International Group, Inc.	1,912	115,255
Ameriprise Financial, Inc.	274	95,475
Aon PLC, Class A	540	171,990
Arch Capital Group Ltd.(b)	984	76,447
Arthur J. Gallagher & Co.	566	121,577
Assurant, Inc.	140	18,831
Bank of America Corp.	18,312	585,984
Bank of New York Mellon Corp. (The)	1,897	86,048
Berkshire Hathaway, Inc., Class B(b)	4,710	1,657,732
BlackRock, Inc.	396	292,585
Brown & Brown, Inc.	623	43,890
Capital One Financial Corp.	1,009	118,073
Cboe Global Markets, Inc.	278	38,831
Charles Schwab Corp. (The)	3,925	259,442
Chubb Ltd.	1,094	223,625
Cincinnati Financial Corp.	415	44,646
Citigroup, Inc.	5,142	245,068
Citizens Financial Group, Inc.	1,278	41,228
CME Group, Inc., Class A	950	189,012
Comerica, Inc.	347	18,724
Discover Financial Services	671	70,824
Everest Group Ltd.	113	40,738
FactSet Research Systems, Inc.	101	43,939
Fidelity National Information Services, Inc.	1,565	94,495
Fifth Third Bancorp	1,797	52,293
Fiserv, Inc.(b)	1,631	205,848
FleetCor Technologies, Inc.(b)	195	48,537
Franklin Resources, Inc.	755	22,076
Global Payments, Inc.	692	76,293
Globe Life, Inc.	234	26,248
Goldman Sachs Group, Inc. (The)	879	312,810
Hartford Financial Services Group, Inc. (The)	819	58,870
Huntington Bancshares, Inc.	3,813	46,671
Intercontinental Exchange, Inc.	1,478	169,674
Invesco Ltd.(c)	1,210	20,328
Jack Henry & Associates, Inc.	193	32,341
JPMorgan Chase & Co.	7,719	1,219,293
	Shares	Value
Financials-(continued)
KeyCorp	2,470	$30,406
Lincoln National Corp.	408	11,440
Loews Corp.	500	31,325
M&T Bank Corp.	438	61,259
MarketAxess Holdings, Inc.	100	26,922
Marsh & McLennan Cos., Inc.	1,307	246,265
Mastercard, Inc., Class A	2,211	871,753
MetLife, Inc.	1,699	106,986
Moody’s Corp.	417	147,097
Morgan Stanley	3,441	315,058
MSCI, Inc.	211	115,645
Nasdaq, Inc.	895	45,189
Northern Trust Corp.	551	44,146
PayPal Holdings, Inc.(b)	2,946	223,366
PNC Financial Services Group, Inc. (The)	1,054	144,282
Principal Financial Group, Inc.	597	47,682
Progressive Corp. (The)	1,546	194,765
Prudential Financial, Inc.	965	93,113
Raymond James Financial, Inc.	504	55,475
Regions Financial Corp.	2,478	50,477
S&P Global, Inc.	867	342,040
State Street Corp.	883	63,964
Synchrony Financial	1,132	39,099
T. Rowe Price Group, Inc.	593	73,093
Travelers Cos., Inc. (The)	610	105,292
Truist Financial Corp.	3,518	116,868
U.S. Bancorp	3,685	146,221
Visa, Inc., Class A	4,274	1,016,058
W.R. Berkley Corp.	531	32,757
Wells Fargo & Co.	9,910	457,446
Willis Towers Watson PLC	280	59,172
Zions Bancorporation N.A.	391	14,956
		12,763,851
Health Care-13.34%
Abbott Laboratories	4,593	511,339
AbbVie, Inc.	4,660	697,043
Agilent Technologies, Inc.	781	95,102
Align Technology, Inc.(b)	188	71,043
AmerisourceBergen Corp.	428	79,993
Amgen, Inc.	1,412	330,620
Baxter International, Inc.	1,336	60,427
Becton, Dickinson and Co.	751	209,244
Biogen, Inc.(b)	382	103,213
Bio-Rad Laboratories, Inc., Class A(b)	57	23,106
Bio-Techne Corp.	416	34,694
Boston Scientific Corp.(b)	3,797	196,875
Bristol-Myers Squibb Co.	5,548	345,030
Cardinal Health, Inc.	673	61,559
Catalent, Inc.(b)	476	23,096
Centene Corp.(b)	1,449	98,662
Charles River Laboratories International, Inc.(b)	135	28,288
Cigna Group (The)	782	230,768
Cooper Cos., Inc. (The)	130	50,864
CVS Health Corp.	3,386	252,900
Danaher Corp.	1,754	447,375
DaVita, Inc.(b)	146	14,891
DENTSPLY SIRONA, Inc.	562	23,334
DexCom, Inc.(b)	1,024	127,549
Edwards Lifesciences Corp.(b)	1,601	131,394
Elevance Health, Inc.	627	295,712
Eli Lilly and Co.	2,082	946,373
GE HealthCare Technologies, Inc.	1,033	80,574

See accompanying notes which are an integral part of this schedule.

Invesco S&P 500 BuyWrite ETF (PBP)—(continued)
July 31, 2023
(Unaudited)
	Shares	Value
Health Care-(continued)
Gilead Sciences, Inc.	3,295	$250,881
HCA Healthcare, Inc.	546	148,954
Henry Schein, Inc.(b)	346	27,261
Hologic, Inc.(b)	651	51,702
Humana, Inc.	330	150,754
IDEXX Laboratories, Inc.(b)	219	121,486
Illumina, Inc.(b)	418	80,319
Incyte Corp.(b)	488	31,095
Insulet Corp.(b)	184	50,922
Intuitive Surgical, Inc.(b)	926	300,394
IQVIA Holdings, Inc.(b)	489	109,419
Johnson & Johnson	6,863	1,149,758
Laboratory Corp. of America Holdings	234	50,060
McKesson Corp.	358	144,059
Medtronic PLC	3,514	308,389
Merck & Co., Inc.	6,702	714,768
Mettler-Toledo International, Inc.(b)	59	74,191
Moderna, Inc.(b)	866	101,894
Molina Healthcare, Inc.(b)	153	46,587
Organon & Co.	674	14,815
Pfizer, Inc.	14,911	537,691
Quest Diagnostics, Inc.	296	40,022
Regeneron Pharmaceuticals, Inc.(b)	285	211,444
ResMed, Inc.	387	86,049
Revvity, Inc.	331	40,696
STERIS PLC	262	59,094
Stryker Corp.	893	253,085
Teleflex, Inc.	124	31,145
Thermo Fisher Scientific, Inc.	1,019	559,085
UnitedHealth Group, Inc.	2,459	1,245,164
Universal Health Services, Inc., Class B	166	23,067
Vertex Pharmaceuticals, Inc.(b)	681	239,944
Viatris, Inc.	3,167	33,349
Waters Corp.(b)	155	42,813
West Pharmaceutical Services, Inc.	196	72,136
Zimmer Biomet Holdings, Inc.	552	76,259
Zoetis, Inc.	1,221	229,658
		13,279,477
Industrials-8.61%
3M Co.	1,457	162,455
A.O. Smith Corp.	329	23,895
Alaska Air Group, Inc.(b)	338	16,437
Allegion PLC	232	27,112
American Airlines Group, Inc.(b)	1,724	28,877
AMETEK, Inc.	609	96,587
Automatic Data Processing, Inc.	1,092	270,008
Axon Enterprise, Inc.(b)	186	34,583
Boeing Co. (The)(b)	1,493	356,603
Broadridge Financial Solutions, Inc.	312	52,391
C.H. Robinson Worldwide, Inc.	308	30,855
Carrier Global Corp.	2,206	131,367
Caterpillar, Inc.	1,361	360,896
Ceridian HCM Holding, Inc.(b)	409	28,961
Cintas Corp.	228	114,465
Copart, Inc.(b)	1,133	100,146
CSX Corp.	5,370	178,928
Cummins, Inc.	373	97,278
Deere & Co.	712	305,875
Delta Air Lines, Inc.	1,697	78,503
Dover Corp.	369	53,863
Eaton Corp. PLC	1,053	216,202
Emerson Electric Co.	1,509	137,847
	Shares	Value
Industrials-(continued)
Equifax, Inc.	324	$66,122
Expeditors International of Washington, Inc.	404	51,429
Fastenal Co.	1,508	88,384
FedEx Corp.	611	164,939
Fortive Corp.	934	73,179
Generac Holdings, Inc.(b)	164	25,207
General Dynamics Corp.	594	132,807
General Electric Co.	2,876	328,554
Honeywell International, Inc.	1,758	341,281
Howmet Aerospace, Inc.	972	49,708
Huntington Ingalls Industries, Inc.	105	24,115
IDEX Corp.	200	45,162
Illinois Tool Works, Inc.	730	192,224
Ingersoll Rand, Inc.	1,070	69,820
J.B. Hunt Transport Services, Inc.	219	44,663
Jacobs Solutions, Inc.	335	42,012
Johnson Controls International PLC	1,812	126,025
L3Harris Technologies, Inc.	501	94,934
Leidos Holdings, Inc.	362	33,858
Lockheed Martin Corp.	596	266,037
Masco Corp.	595	36,105
Nordson Corp.	142	35,729
Norfolk Southern Corp.	601	140,388
Northrop Grumman Corp.	376	167,320
Old Dominion Freight Line, Inc.	237	99,419
Otis Worldwide Corp.	1,092	99,328
PACCAR, Inc.	1,380	118,859
Parker-Hannifin Corp.	339	138,993
Paychex, Inc.	848	106,399
Paycom Software, Inc.	128	47,201
Pentair PLC	435	30,233
Quanta Services, Inc.	383	77,220
Republic Services, Inc.	544	82,204
Robert Half, Inc.	285	21,133
Rockwell Automation, Inc.	303	101,896
Rollins, Inc.	612	24,988
RTX Corp.	3,859	339,322
Snap-on, Inc.	139	37,869
Southwest Airlines Co.	1,571	53,665
Stanley Black & Decker, Inc.	405	40,204
Textron, Inc.	534	41,529
Trane Technologies PLC	602	120,063
TransDigm Group, Inc.	137	123,262
Union Pacific Corp.	1,610	373,552
United Airlines Holdings, Inc.(b)	867	47,087
United Parcel Service, Inc., Class B	1,915	358,354
United Rentals, Inc.	182	84,572
Verisk Analytics, Inc.	382	87,455
W.W. Grainger, Inc.	118	87,142
Wabtec Corp.	474	56,141
Waste Management, Inc.	978	160,187
Xylem, Inc.	633	71,371
		8,573,784
Information Technology-28.61%
Accenture PLC, Class A	1,668	527,672
Adobe, Inc.(b)	1,212	661,958
Advanced Micro Devices, Inc.(b)	4,253	486,543
Akamai Technologies, Inc.(b)	402	37,989
Amphenol Corp., Class A	1,572	138,823
Analog Devices, Inc.	1,336	266,572
ANSYS, Inc.(b)	229	78,341
Apple, Inc.	39,050	7,671,373

See accompanying notes which are an integral part of this schedule.

Invesco S&P 500 BuyWrite ETF (PBP)—(continued)
July 31, 2023
(Unaudited)
	Shares	Value
Information Technology-(continued)
Applied Materials, Inc.	2,232	$338,349
Arista Networks, Inc.(b)	660	102,359
Autodesk, Inc.(b)	566	119,986
Broadcom, Inc.	1,102	990,312
Cadence Design Systems, Inc.(b)	720	168,487
CDW Corp.	356	66,597
Cisco Systems, Inc.	10,818	562,969
Cognizant Technology Solutions Corp., Class A	1,340	88,480
Corning, Inc.	2,021	68,593
DXC Technology Co.(b)	603	16,673
Enphase Energy, Inc.(b)	361	54,811
EPAM Systems, Inc.(b)	152	35,995
F5, Inc.(b)	159	25,160
Fair Isaac Corp.(b)	66	55,306
First Solar, Inc.(b)	262	54,339
Fortinet, Inc.(b)	1,721	133,756
Gartner, Inc.(b)	209	73,900
Gen Digital, Inc.	1,502	29,214
Hewlett Packard Enterprise Co.	3,422	59,474
HP, Inc.	2,289	75,148
Intel Corp.	11,017	394,078
International Business Machines Corp.	2,398	345,744
Intuit, Inc.	742	379,681
Juniper Networks, Inc.	850	23,630
Keysight Technologies, Inc.(b)	470	75,708
KLA Corp.	362	186,050
Lam Research Corp.	354	254,346
Microchip Technology, Inc.	1,447	135,931
Micron Technology, Inc.	2,890	206,317
Microsoft Corp.	19,637	6,596,461
Monolithic Power Systems, Inc.	119	66,579
Motorola Solutions, Inc.	443	126,977
NetApp, Inc.	565	44,076
NVIDIA Corp.	6,532	3,052,338
NXP Semiconductors N.V. (China)	686	152,964
ON Semiconductor Corp.(b)	1,141	122,943
Oracle Corp.	4,064	476,423
Palo Alto Networks, Inc.(b)	800	199,968
PTC, Inc.(b)	282	41,118
Qorvo, Inc.(b)	263	28,935
QUALCOMM, Inc.	2,942	388,844
Roper Technologies, Inc.	282	139,040
Salesforce, Inc.(b)	2,586	581,876
Seagate Technology Holdings PLC	510	32,385
ServiceNow, Inc.(b)	539	314,237
Skyworks Solutions, Inc.	420	48,035
SolarEdge Technologies, Inc.(b)	148	35,736
Synopsys, Inc.(b)	402	181,624
TE Connectivity Ltd.	832	119,384
Teledyne Technologies, Inc.(b)	124	47,682
Teradyne, Inc.	410	46,305
Texas Instruments, Inc.	2,397	431,460
Trimble, Inc.(b)	655	35,239
Tyler Technologies, Inc.(b)	111	44,026
VeriSign, Inc.(b)	239	50,417
Western Digital Corp.(b)	846	36,006
Zebra Technologies Corp., Class A(b)	136	41,883
		28,473,625
Materials-2.55%
Air Products and Chemicals, Inc.	587	179,229
Albemarle Corp.	310	65,807
Amcor PLC	3,887	39,881
	Shares	Value
Materials-(continued)
Avery Dennison Corp.	213	$39,194
Ball Corp.	831	48,771
Celanese Corp.	264	33,103
CF Industries Holdings, Inc.	516	42,353
Corteva, Inc.	1,877	105,919
Dow, Inc.	1,868	105,486
DuPont de Nemours, Inc.	1,213	94,165
Eastman Chemical Co.	315	26,958
Ecolab, Inc.	655	119,957
FMC Corp.	330	31,756
Freeport-McMoRan, Inc.	3,786	169,045
International Flavors & Fragrances, Inc.	674	57,027
International Paper Co.	917	33,067
Linde PLC	1,294	505,527
LyondellBasell Industries N.V., Class A	671	66,335
Martin Marietta Materials, Inc.	163	72,773
Mosaic Co. (The)	878	35,787
Newmont Corp.	2,100	90,132
Nucor Corp.	664	114,268
Packaging Corp. of America	237	36,344
PPG Industries, Inc.	623	89,650
Sealed Air Corp.	381	17,381
Sherwin-Williams Co. (The)	621	171,706
Steel Dynamics, Inc.	424	45,190
Vulcan Materials Co.	351	77,396
WestRock Co.	677	22,537
		2,536,744
Real Estate-2.52%
Alexandria Real Estate Equities, Inc.	416	52,283
American Tower Corp.	1,231	234,272
AvalonBay Communities, Inc.	374	70,555
Boston Properties, Inc.	376	25,053
Camden Property Trust	282	30,763
CBRE Group, Inc., Class A(b)	821	68,398
CoStar Group, Inc.(b)	1,080	90,688
Crown Castle, Inc.	1,145	123,992
Digital Realty Trust, Inc.	770	95,957
Equinix, Inc.	247	200,050
Equity Residential	901	59,412
Essex Property Trust, Inc.	170	41,404
Extra Space Storage, Inc.	558	77,880
Federal Realty Investment Trust	194	19,695
Healthpeak Properties, Inc.	1,445	31,544
Host Hotels & Resorts, Inc.	1,878	34,555
Invitation Homes, Inc.	1,536	54,528
Iron Mountain, Inc.	771	47,339
Kimco Realty Corp.	1,637	33,166
Mid-America Apartment Communities, Inc.	308	46,095
Prologis, Inc.	2,439	304,265
Public Storage	418	117,772
Realty Income Corp.	1,778	108,405
Regency Centers Corp.	406	26,605
SBA Communications Corp., Class A	286	62,620
Simon Property Group, Inc.	864	107,654
UDR, Inc.	817	33,399
Ventas, Inc.	1,056	51,237
VICI Properties, Inc.	2,653	83,516
Welltower, Inc.	1,313	107,863
Weyerhaeuser Co.	1,934	65,872
		2,506,837

See accompanying notes which are an integral part of this schedule.

Invesco S&P 500 BuyWrite ETF (PBP)—(continued)
July 31, 2023
(Unaudited)
	Shares	Value
Utilities-2.60%
AES Corp. (The)	1,768	$38,242
Alliant Energy Corp.	665	35,737
Ameren Corp.	694	59,455
American Electric Power Co., Inc.	1,359	115,162
American Water Works Co., Inc.	515	75,927
Atmos Energy Corp.	381	46,372
CenterPoint Energy, Inc.	1,667	50,160
CMS Energy Corp.	771	47,085
Consolidated Edison, Inc.	915	86,797
Constellation Energy Corp.	858	82,926
Dominion Energy, Inc.	2,208	118,238
DTE Energy Co.	545	62,294
Duke Energy Corp.	2,036	190,610
Edison International	1,012	72,824
Entergy Corp.	559	57,409
Evergy, Inc.	607	36,402
Eversource Energy	921	66,616
Exelon Corp.	2,626	109,924
FirstEnergy Corp.	1,437	56,603
NextEra Energy, Inc.	5,344	391,715
NiSource, Inc.	1,091	30,373
NRG Energy, Inc.	608	23,098
	Shares	Value
Utilities-(continued)
PG&E Corp.(b)	4,269	$75,177
Pinnacle West Capital Corp.	299	24,763
PPL Corp.	1,947	53,601
Public Service Enterprise Group, Inc.	1,318	83,192
Sempra	831	123,836
Southern Co. (The)	2,880	208,339
WEC Energy Group, Inc.	833	74,853
Xcel Energy, Inc.	1,454	91,209
		2,588,939
Total Common Stocks & Other Equity Interests (Cost $83,025,370)		101,229,016
Money Market Funds-0.00%
Invesco Government & Agency Portfolio, Institutional Class, 5.18%(c)(d) (Cost $5,473)	5,473	5,473
TOTAL INVESTMENTS IN SECURITIES-101.70% (Cost $83,030,843)		101,234,489
OTHER ASSETS LESS LIABILITIES-(1.70)%		(1,696,711)
NET ASSETS-100.00%		$99,537,778

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended July 31, 2023.

	Value April 30, 2023	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value July 31, 2023	Dividend Income
Invesco Ltd.	$21,293	$450	$(1,039)	$652	$(1,028)	$20,328	$249
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	28,864	474,694	(498,085)	-	-	5,473	293
Total	$50,157	$475,144	$(499,124)	$652	$(1,028)	$25,801	$542

(d)	The rate shown is the 7-day SEC standardized yield as of July 31, 2023.

Open Exchange-Traded Index Options Written
Description	Type of Contract	Expiration Date	Number of Contracts	Exercise Price	Notional Value*	Value
Equity Risk
S&P 500 Index	Call	08/18/2023	219	$ 4,545	$(99,535,500)	$(1,729,005)

*	Notional Value is calculated by multiplying the Number of Contracts by the Exercise Price by the multiplier.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco S&P 500® Quality ETF (SPHQ)
July 31, 2023
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-99.93%
Communication Services-5.00%
Alphabet, Inc., Class C(b)	2,129,861	$283,505,798
Consumer Discretionary-3.16%
Best Buy Co., Inc.	95,075	7,895,979
Booking Holdings, Inc.(b)	23,586	70,069,289
eBay, Inc.	313,757	13,965,324
LKQ Corp.	147,335	8,072,485
NVR, Inc.(b)(c)	1,825	11,509,253
Tapestry, Inc.	110,272	4,758,237
TJX Cos., Inc. (The)	567,671	49,120,571
Ulta Beauty, Inc.(b)	31,120	13,842,176
		179,233,314
Consumer Staples-5.98%
Brown-Forman Corp., Class B	81,773	5,773,174
Coca-Cola Co. (The)	2,107,998	130,548,316
Hershey Co. (The)	85,691	19,821,185
Procter & Gamble Co. (The)	1,169,621	182,811,762
		338,954,437
Energy-11.64%
APA Corp.	151,113	6,118,565
Chevron Corp.	907,901	148,587,078
ConocoPhillips	725,093	85,357,948
Coterra Energy, Inc.	402,459	11,083,721
EOG Resources, Inc.	286,437	37,961,496
EQT Corp.(c)	190,755	8,046,046
Exxon Mobil Corp.	2,298,071	246,445,134
Marathon Petroleum Corp.	274,930	36,571,189
Occidental Petroleum Corp.(c)	377,786	23,849,630
Pioneer Natural Resources Co.	126,566	28,562,149
Valero Energy Corp.	214,138	27,604,529
		660,187,485
Financials-10.02%
Ameriprise Financial, Inc.	61,918	21,575,327
Jack Henry & Associates, Inc.(c)	37,041	6,206,960
MarketAxess Holdings, Inc.	20,272	5,457,628
Mastercard, Inc., Class A	705,084	278,000,519
Principal Financial Group, Inc.(c)	129,580	10,349,555
T. Rowe Price Group, Inc.(c)	100,718	12,414,501
Visa, Inc., Class A(c)	985,379	234,254,150
		568,258,640
Health Care-18.52%
Abbott Laboratories	890,926	99,186,792
AbbVie, Inc.	1,013,331	151,574,051
AmerisourceBergen Corp.(c)	82,532	15,425,231
Biogen, Inc.(b)	70,828	19,137,017
Bristol-Myers Squibb Co.	1,193,220	74,206,352
Centene Corp.(b)	251,704	17,138,525
Cigna Group (The)	153,743	45,369,559
CVS Health Corp.	625,980	46,754,446
Danaher Corp.	324,612	82,795,537
Edwards Lifesciences Corp.(b)	340,498	27,944,671
Elevance Health, Inc.	117,978	55,641,964
Gilead Sciences, Inc.	682,049	51,931,211
Hologic, Inc.(b)	156,160	12,402,227
Humana, Inc.	81,656	37,302,911
Incyte Corp.(b)	105,582	6,727,685
Intuitive Surgical, Inc.(b)	230,294	74,707,374
Merck & Co., Inc.	1,374,796	146,621,993
Vertex Pharmaceuticals, Inc.(b)	140,692	49,571,419
	Shares	Value
Health Care-(continued)
Viatris, Inc.	651,261	$6,857,778
Waters Corp.(b)(c)	45,472	12,559,821
Zimmer Biomet Holdings, Inc.	117,722	16,263,294
		1,050,119,858
Industrials-10.54%
3M Co.	296,350	33,043,025
Automatic Data Processing, Inc.	339,578	83,964,056
C.H. Robinson Worldwide, Inc.	89,172	8,933,251
Carrier Global Corp.(c)	412,925	24,589,684
Cintas Corp.	43,634	21,906,013
Expeditors International of Washington, Inc.	118,057	15,028,656
Fastenal Co.	272,563	15,974,917
Fortive Corp.	171,900	13,468,365
General Electric Co.	608,068	69,465,688
Honeywell International, Inc.	349,600	67,867,848
Illinois Tool Works, Inc.	182,702	48,109,091
L3Harris Technologies, Inc.	84,784	16,065,720
Old Dominion Freight Line, Inc.(c)	46,951	19,695,475
Paychex, Inc.	150,999	18,945,845
Robert Half, Inc.(c)	52,552	3,896,731
Rockwell Automation, Inc.	54,867	18,451,223
Rollins, Inc.	109,342	4,464,434
Stanley Black & Decker, Inc.	66,549	6,606,319
Union Pacific Corp.	292,331	67,826,639
Verisk Analytics, Inc.	95,703	21,910,245
W.W. Grainger, Inc.	23,122	17,075,366
		597,288,591
Information Technology-31.70%
Adobe, Inc.(b)	305,237	166,711,292
Analog Devices, Inc.	262,139	52,304,595
Apple, Inc.	1,472,643	289,300,717
Autodesk, Inc.(b)	160,540	34,032,875
Broadcom, Inc.	285,412	256,485,494
CDW Corp.	71,393	13,355,488
Cisco Systems, Inc.	2,434,247	126,678,214
Cognizant Technology Solutions Corp., Class A	277,888	18,348,945
F5, Inc.(b)	32,559	5,152,136
First Solar, Inc.(b)	55,678	11,547,617
Gartner, Inc.(b)	64,912	22,952,234
KLA Corp.	97,288	50,001,168
Lam Research Corp.	75,843	54,492,437
Microchip Technology, Inc.	313,287	29,430,181
Microsoft Corp.	809,811	272,031,711
NetApp, Inc.	138,915	10,836,759
NVIDIA Corp.	698,762	326,524,495
NXP Semiconductors N.V. (China)	119,225	26,584,790
ON Semiconductor Corp.(b)	203,619	21,939,947
Teradyne, Inc.(c)	78,186	8,830,327
		1,797,541,422
Materials-2.77%
CF Industries Holdings, Inc.	101,741	8,350,901
DuPont de Nemours, Inc.	307,085	23,839,009
Eastman Chemical Co.	57,577	4,927,440
International Paper Co.	155,263	5,598,784
Linde PLC	261,975	102,345,773
LyondellBasell Industries N.V., Class A	123,333	12,192,700
		157,254,607
See accompanying notes which are an integral part of this schedule.

Invesco S&P 500® Quality ETF (SPHQ)—(continued)
July 31, 2023
(Unaudited)
	Shares	Value
Real Estate-0.60%
Public Storage	119,613	$33,700,963
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.93% (Cost $4,976,772,694)		5,666,045,115
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-4.82%
Invesco Private Government Fund, 5.24%(d)(e)(f)	76,500,829	76,500,829
	Shares	Value
Money Market Funds-(continued)
Invesco Private Prime Fund, 5.38%(d)(e)(f)	196,716,418	$196,716,418
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $273,204,764)		273,217,247
TOTAL INVESTMENTS IN SECURITIES-104.75% (Cost $5,249,977,458)		5,939,262,362
OTHER ASSETS LESS LIABILITIES-(4.75)%		(269,363,981)
NET ASSETS-100.00%		$5,669,898,381

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at July 31, 2023.
(d)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended July 31, 2023.

	Value April 30, 2023	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value July 31, 2023	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$-	$24,969,029	$(24,969,029)	$-	$-	$-	$5,295
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	61,322,989	143,030,941	(127,853,101)	-	-	76,500,829	917,346*
Invesco Private Prime Fund	157,687,686	299,993,905	(260,958,485)	25,696	(32,384)	196,716,418	2,399,463*
Total	$219,010,675	$467,993,875	$(413,780,615)	$25,696	$(32,384)	$273,217,247	$3,322,104

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of July 31, 2023.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco S&P Spin-Off ETF (CSD)
July 31, 2023
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-100.01%
Communication Services-3.49%
Sphere Entertainment Co.(b)(c)	27,609	$1,172,002
Vimeo, Inc.(b)	181,360	747,203
		1,919,205
Consumer Discretionary-5.13%
Phinia, Inc.(b)	47,318	1,342,411
Victoria’s Secret & Co.(b)(c)	71,973	1,474,727
		2,817,138
Energy-4.46%
DT Midstream, Inc.(c)	45,753	2,448,701
Health Care-18.84%
Embecta Corp.(c)	59,853	1,277,263
Enhabit, Inc.(b)(c)	55,449	761,315
Fortrea Holdings, Inc.(b)	60,329	1,928,115
GE HealthCare Technologies, Inc.	48,374	3,773,172
Organon & Co.(c)	118,888	2,613,158
		10,353,023
Industrials-44.26%
Carrier Global Corp.(c)	75,354	4,487,330
Concentrix Corp.(c)	25,220	2,099,313
Crane Co.(c)	25,777	2,415,047
Esab Corp.	31,251	2,146,944
GXO Logistics, Inc.(b)(c)	49,883	3,345,653
MasterBrand, Inc.(b)	117,789	1,454,694
Otis Worldwide Corp.	44,346	4,033,712
RXO, Inc.(b)(c)	86,157	1,899,762
U-Haul Holding Co., Series N	42,614	2,437,947
		24,320,402
Information Technology-8.83%
Consensus Cloud Solutions, Inc.(b)	18,930	613,521
Kyndryl Holdings, Inc.(b)(c)	142,143	1,941,673
Vontier Corp.(c)	74,221	2,295,656
		4,850,850
Materials-2.98%
Knife River Corp.(b)(c)	37,632	1,635,863
	Shares	Value
Real Estate-4.67%
Apartment Income REIT Corp.	69,612	$2,404,399
Orion Office REIT, Inc.	24,822	161,343
		2,565,742
Utilities-7.35%
Constellation Energy Corp.	41,803	4,040,260
Total Common Stocks & Other Equity Interests (Cost $45,005,684)		54,951,184
Money Market Funds-0.18%
Invesco Government & Agency Portfolio, Institutional Class, 5.18%(d)(e) (Cost $97,132)	97,132	97,132
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.19% (Cost $45,102,816)		55,048,316
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-25.32%
Invesco Private Government Fund, 5.24%(d)(e)(f)	3,896,213	3,896,213
Invesco Private Prime Fund, 5.38%(d)(e)(f)	10,018,834	10,018,834
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $13,914,401)		13,915,047
TOTAL INVESTMENTS IN SECURITIES-125.51% (Cost $59,017,217)		68,963,363
OTHER ASSETS LESS LIABILITIES-(25.51)%		(14,014,828)
NET ASSETS-100.00%		$54,948,535
Investment Abbreviations:
REIT	-Real Estate Investment Trust

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at July 31, 2023.
(d)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended July 31, 2023.

	Value April 30, 2023	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value July 31, 2023	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$66,088	$274,959	$(243,915)	$-	$-	$97,132	$785
See accompanying notes which are an integral part of this schedule.

Invesco S&P Spin-Off ETF (CSD)—(continued)
July 31, 2023
(Unaudited)
	Value April 30, 2023	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value July 31, 2023	Dividend Income
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	$2,353,900	$12,033,370	$(10,491,057)	$-	$-	$3,896,213	$34,984*
Invesco Private Prime Fund	6,052,885	31,966,433	(28,001,695)	706	505	10,018,834	91,707*
Total	$8,472,873	$44,274,762	$(38,736,667)	$706	$505	$14,012,179	$127,476

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of July 31, 2023.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco Water Resources ETF (PHO)
July 31, 2023
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-99.99%
Building Products-11.03%
A.O. Smith Corp.	1,080,777	$78,496,833
Advanced Drainage Systems, Inc.(b)	713,940	87,093,541
Zurn Elkay Water Solutions Corp.(b)	1,529,698	46,564,007
		212,154,381
Chemicals-7.97%
Ecolab, Inc.	837,173	153,319,863
Commercial Services & Supplies-2.74%
Tetra Tech, Inc.(b)	310,896	52,606,712
Construction & Engineering-7.14%
AECOM	885,162	77,009,094
Northwest Pipe Co.(b)(c)	85,778	2,794,647
Stantec, Inc. (Canada)	87,921	5,952,252
Valmont Industries, Inc.	194,744	51,558,474
		137,314,467
Electronic Equipment, Instruments & Components-2.17%
Badger Meter, Inc.(b)	144,005	23,708,983
Itron, Inc.(c)	229,174	18,029,119
		41,738,102
Life Sciences Tools & Services-11.93%
Danaher Corp.	601,754	153,483,375
Waters Corp.(c)	275,014	75,961,617
		229,444,992
Machinery-23.66%
Energy Recovery, Inc.(b)(c)	378,730	11,543,690
Franklin Electric Co., Inc.	204,203	20,179,340
Gorman-Rupp Co. (The)(b)	81,372	2,579,492
IDEX Corp.	346,886	78,330,328
Lindsay Corp.(b)	145,041	19,222,284
Mueller Industries, Inc.(b)	510,059	41,345,383
Mueller Water Products, Inc., Class A	965,644	15,537,212
Pentair PLC	1,245,617	86,570,382
Toro Co. (The)(b)	706,210	71,786,247
Watts Water Technologies, Inc., Class A(b)	162,431	30,298,254
Xylem, Inc.	689,499	77,741,012
		455,133,624
Software-7.80%
Roper Technologies, Inc.	304,447	150,107,594
Trading Companies & Distributors-9.61%
Core & Main, Inc., Class A(b)(c)	970,810	30,687,304
Ferguson PLC(b)	953,618	154,123,741
		184,811,045
	Shares	Value
Water Utilities-15.94%
American States Water Co.(b)	194,180	$17,167,454
American Water Works Co., Inc.	956,563	141,026,083
Artesian Resources Corp., Class A(b)	51,733	2,356,956
California Water Service Group	277,071	14,690,304
Cia de Saneamento Basico do Estado de Sao Paulo SABESP, ADR (Brazil)	1,999,511	24,414,029
Consolidated Water Co. Ltd. (Cayman Islands)(b)	55,652	1,088,553
Essential Utilities, Inc.(b)	1,554,592	65,743,696
Global Water Resources, Inc.	28,490	361,823
Middlesex Water Co.	169,612	13,640,197
SJW Group(b)	338,596	23,857,474
York Water Co. (The)	56,676	2,342,419
		306,688,988
Total Common Stocks & Other Equity Interests (Cost $1,573,793,141)		1,923,319,768

Money Market Funds-0.06%
Invesco Government & Agency Portfolio, Institutional Class, 5.18%(d)(e) (Cost $1,081,103)	1,081,103	1,081,103
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.05% (Cost $1,574,874,244)		1,924,400,871
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-7.27%
Invesco Private Government Fund, 5.24%(d)(e)(f)	39,188,266	39,188,266
Invesco Private Prime Fund, 5.38%(d)(e)(f)	100,769,827	100,769,827
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $139,949,938)		139,958,093
TOTAL INVESTMENTS IN SECURITIES-107.32% (Cost $1,714,824,182)		2,064,358,964
OTHER ASSETS LESS LIABILITIES-(7.32)%		(140,842,595)
NET ASSETS-100.00%		$1,923,516,369

See accompanying notes which are an integral part of this schedule.

Invesco Water Resources ETF (PHO)—(continued)
July 31, 2023
(Unaudited)
Investment Abbreviations:
ADR	-American Depositary Receipt

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	All or a portion of this security was out on loan at July 31, 2023.
(c)	Non-income producing security.
(d)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended July 31, 2023.

	Value April 30, 2023	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value July 31, 2023	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$946,318	$5,952,414	$(5,817,629)	$-	$-	$1,081,103	$8,424
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	30,093,703	158,036,992	(148,942,429)	-	-	39,188,266	431,126*
Invesco Private Prime Fund	77,383,809	370,078,524	(346,708,768)	9,257	7,005	100,769,827	1,169,799*
Total	$108,423,830	$534,067,930	$(501,468,826)	$9,257	$7,005	$141,039,196	$1,609,349

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of July 31, 2023.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco WilderHill Clean Energy ETF (PBW)
July 31, 2023
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-99.92%
Aerospace & Defense-3.70%
Archer Aviation, Inc., Class A(b)(c)	2,661,374	$17,911,047
Vertical Aerospace Ltd. (United Kingdom)(b)(c)	5,307,567	9,978,226
		27,889,273
Automobile Components-5.42%
Gentherm, Inc.(b)	166,430	9,947,521
QuantumScape Corp.(b)(c)	1,405,115	18,702,081
Solid Power, Inc.(b)	4,284,946	12,254,945
		40,904,547
Automobiles-12.50%
Fisker, Inc.(b)(c)	1,695,493	10,461,192
Gogoro, Inc. (Taiwan)(b)(c)	2,776,372	9,189,791
NIO, Inc., ADR (China)(b)(c)	1,066,430	16,316,379
Polestar Automotive Holding UK PLC, ADR (Hong Kong)(b)(c)	2,516,827	11,275,385
Rivian Automotive, Inc., Class A(b)	672,269	18,581,515
Tesla, Inc.(b)	35,943	9,612,237
Xpeng, Inc., ADR (China)(b)	900,814	18,845,029
		94,281,528
Chemicals-2.37%
Albemarle Corp.	42,098	8,936,564
Livent Corp.(b)(c)	361,691	8,904,832
		17,841,396
Commercial Services & Supplies-1.37%
Li-Cycle Holdings Corp. (Canada)(b)(c)	1,713,702	10,333,623
Construction & Engineering-5.18%
Ameresco, Inc., Class A(b)	190,572	11,093,196
Emeren Group Ltd., ADR (China)(b)(c)	2,377,208	9,152,251
MYR Group, Inc.(b)	65,702	9,366,477
Quanta Services, Inc.	46,933	9,462,632
		39,074,556
Electrical Equipment-33.00%
American Superconductor Corp.(b)	540,250	5,445,720
Array Technologies, Inc.(b)	438,360	8,350,758
Ballard Power Systems, Inc. (Canada)(b)(c)	2,120,607	10,009,265
Beam Global(b)(c)	316,105	3,628,885
Blink Charging Co.(b)(c)	1,508,384	9,653,658
Bloom Energy Corp., Class A(b)	572,295	10,221,189
ChargePoint Holdings, Inc.(b)(c)	1,168,996	10,123,505
Energy Vault Holdings, Inc.(b)(c)	3,838,111	12,857,672
Enovix Corp.(b)(c)	697,916	15,019,152
Eos Energy Enterprises, Inc.(b)(c)	2,435,844	5,992,176
ESS Tech, Inc.(b)(c)	2,692,250	5,196,043
Fluence Energy, Inc.(b)	369,284	10,797,864
FREYR Battery S.A. (Norway)(b)(c)	1,323,025	11,139,871
FTC Solar, Inc.(b)	3,422,810	13,006,678
FuelCell Energy, Inc.(b)(c)	4,183,877	9,162,691
Nextracker, Inc., Class A(b)	229,559	9,721,824
Plug Power, Inc.(b)(c)	959,525	12,588,968
SES AI Corp.(b)(c)	4,853,360	15,239,550
Shoals Technologies Group, Inc., Class A(b)	365,006	9,475,556
Sociedad Quimica y Minera de Chile S.A., ADR (Chile)	134,271	9,894,430
Stem, Inc.(b)(c)	1,585,705	11,210,934
SunPower Corp.(b)(c)	841,555	8,306,148
Sunrun, Inc.(b)	488,252	9,267,023
TPI Composites, Inc.(b)(c)	908,643	5,397,339
	Shares	Value
Electrical Equipment-(continued)
Tritium DCFC Ltd. (Australia)(b)(c)	3,076,853	$4,030,677
Wallbox N.V. (Spain)(b)(c)	3,117,328	13,155,124
		248,892,700
Electronic Equipment, Instruments & Components-3.92%
Advanced Energy Industries, Inc.	87,851	10,997,188
Bel Fuse, Inc., Class B	158,455	8,501,111
Itron, Inc.(b)	127,737	10,049,070
		29,547,369
Independent Power and Renewable Electricity Producers-6.30%
Altus Power, Inc.(b)	1,750,898	11,923,615
Brookfield Renewable Corp., Class A	275,761	8,595,470
Ormat Technologies, Inc.	108,432	8,815,522
ReNew Energy Global PLC, Class A (India)(b)	1,580,008	9,796,050
Sunnova Energy International, Inc.(b)	476,839	8,420,977
		47,551,634
Machinery-3.00%
ESCO Technologies, Inc.	94,036	9,455,320
Lion Electric Co. (The) (Canada)(b)(c)	5,033,108	13,186,743
		22,642,063
Metals & Mining-6.78%
5E Advanced Materials, Inc.(b)(c)	847,941	2,976,273
Lithium Americas Corp. (Canada)(b)(c)	462,449	9,332,221
MP Materials Corp.(b)	423,353	10,096,969
Piedmont Lithium, Inc.(b)	161,704	8,871,081
Sigma Lithium Corp. (Brazil)(b)(c)	251,394	9,811,908
Standard Lithium Ltd. (Canada)(b)(c)	2,161,953	10,053,081
		51,141,533
Oil, Gas & Consumable Fuels-1.12%
Gevo, Inc.(b)	4,932,346	8,483,635
Passenger Airlines-1.66%
Joby Aviation, Inc.(b)(c)	1,394,632	12,481,956
Semiconductors & Semiconductor Equipment-11.23%
Canadian Solar, Inc. (Canada)(b)	234,418	8,476,555
Enphase Energy, Inc.(b)	57,149	8,676,933
First Solar, Inc.(b)	48,668	10,093,743
JinkoSolar Holding Co. Ltd., ADR (China)(b)	209,252	8,882,747
Maxeon Solar Technologies Ltd.(b)(c)	336,342	8,304,284
Navitas Semiconductor Corp.(b)	1,002,751	10,609,106
SolarEdge Technologies, Inc.(b)	37,976	9,169,685
Universal Display Corp.	63,322	9,237,413
Wolfspeed, Inc.(b)(c)	170,912	11,263,101
		84,713,567
Specialty Retail-2.37%
EVgo, Inc.(b)(c)	2,307,642	10,084,395
NaaS Technology, Inc., ADR (China)(b)(c)	1,437,606	7,820,577
		17,904,972
Total Common Stocks & Other Equity Interests (Cost $1,056,470,512)		753,684,352

Money Market Funds-0.01%
Invesco Government & Agency Portfolio, Institutional Class, 5.18%(d)(e) (Cost $70,318)	70,318	70,318
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.93% (Cost $1,056,540,830)		753,754,670
See accompanying notes which are an integral part of this schedule.

Invesco WilderHill Clean Energy ETF (PBW)—(continued)
July 31, 2023
(Unaudited)
	Shares	Value
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-22.60%
Invesco Private Government Fund, 5.24%(d)(e)(f)	47,630,152	$47,630,152
Invesco Private Prime Fund, 5.38%(d)(e)(f)	122,829,712	122,829,712
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $170,454,399)		170,459,864
TOTAL INVESTMENTS IN SECURITIES-122.53% (Cost $1,226,995,229)		924,214,534
OTHER ASSETS LESS LIABILITIES-(22.53)%		(169,945,126)
NET ASSETS-100.00%		$754,269,408

Investment Abbreviations:
ADR	-American Depositary Receipt

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at July 31, 2023.
(d)	Affiliated issuer. The issuer is affiliated by having an investment adviser that is under common control of Invesco Ltd. and/or is an "affiliated person" under the Investment Company Act of 1940, as amended (the “1940 Act”), which defines “affiliated person” to include an issuer of which a fund holds 5% or more of the outstanding voting securities. For the Investments in Other Affiliates below, the Fund has not owned enough of the outstanding voting securities of the issuer to have control (as defined in the 1940 Act) of that issuer. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended July 31, 2023.

	Value April 30, 2023	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value July 31, 2023	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$-	$5,581,401	$(5,511,083)	$-	$-	$70,318	$2,238
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	47,450,266	59,083,430	(58,903,544)	-	-	47,630,152	567,655*
Invesco Private Prime Fund	122,663,705	120,547,940	(120,382,451)	26,671	(26,153)	122,829,712	1,516,867*
Investments in Other Affiliates:
American Superconductor Corp.**	3,272,230	487,946	(2,104,504)	5,569,147	(1,779,099)	5,445,720	-
Total	$173,386,201	$185,700,717	$(186,901,582)	$5,595,818	$(1,805,252)	$175,975,902	$2,086,760

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.
**	As of July 31, 2023, this security was not considered as an affiliate of the Fund.

(e)	The rate shown is the 7-day SEC standardized yield as of July 31, 2023.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Notes to Quarterly Schedules of Portfolio Holdings
July 31, 2023
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 — Prices are determined using quoted prices in an active market for identical assets.
Level 2 — Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 — Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect Invesco Capital Management LLC’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of July 31, 2023, for each Fund (except for S&P 500 BuyWrite ETF). As of July 31, 2023, all of the securities in S&P 500 BuyWrite ETF were valued based on Level 1 inputs (see the Schedules of Investments for security categories). The value of options held in S&P 500 BuyWrite ETF was based on Level 1 inputs.The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Invesco Aerospace & Defense ETF
Investments in Securities
Common Stocks & Other Equity Interests	$2,007,430,526	$-	$-	$2,007,430,526
Money Market Funds	1,120,052	80,844,954	-	81,965,006
Total Investments	$2,008,550,578	$80,844,954	$-	$2,089,395,532
Invesco DWA Momentum ETF
Investments in Securities
Common Stocks & Other Equity Interests	$1,123,361,402	$-	$-	$1,123,361,402
Money Market Funds	-	51,158,537	-	51,158,537
Total Investments	$1,123,361,402	$51,158,537	$-	$1,174,519,939
Invesco Global Listed Private Equity ETF
Investments in Securities
Common Stocks & Other Equity Interests	$178,395,419	$-	$-	$178,395,419
Closed-End Funds	37,016,317	-	-	37,016,317
Money Market Funds	3,738,692	53,711,647	-	57,450,339
Total Investments in Securities	219,150,428	53,711,647	-	272,862,075
Other Investments - Liabilities*
Swap Agreements	-	(57,561)	-	(57,561)
Total Investments	$219,150,428	$53,654,086	$-	$272,804,514
Invesco Golden Dragon China ETF
Investments in Securities
Common Stocks & Other Equity Interests	$214,753,476	$-	$-	$214,753,476
Money Market Funds	413,583	21,483,667	-	21,897,250
Total Investments	$215,167,059	$21,483,667	$-	$236,650,726

	Level 1	Level 2	Level 3	Total
Invesco MSCI Sustainable Future ETF
Investments in Securities
Common Stocks & Other Equity Interests	$290,588,687	$-	$-	$290,588,687
Exchange-Traded Funds	3,085,844	-	-	3,085,844
Money Market Funds	37,397	67,402,744	-	67,440,141
Total Investments	$293,711,928	$67,402,744	$-	$361,114,672
Invesco Raymond James SB-1 Equity ETF
Investments in Securities
Common Stocks & Other Equity Interests	$130,274,454	$-	$-	$130,274,454
Money Market Funds	-	26,579,433	-	26,579,433
Total Investments	$130,274,454	$26,579,433	$-	$156,853,887
Invesco S&P 500® Quality ETF
Investments in Securities
Common Stocks & Other Equity Interests	$5,666,045,115	$-	$-	$5,666,045,115
Money Market Funds	-	273,217,247	-	273,217,247
Total Investments	$5,666,045,115	$273,217,247	$-	$5,939,262,362
Invesco S&P Spin-Off ETF
Investments in Securities
Common Stocks & Other Equity Interests	$54,951,184	$-	$-	$54,951,184
Money Market Funds	97,132	13,915,047	-	14,012,179
Total Investments	$55,048,316	$13,915,047	$-	$68,963,363
Invesco Water Resources ETF
Investments in Securities
Common Stocks & Other Equity Interests	$1,923,319,768	$-	$-	$1,923,319,768
Money Market Funds	1,081,103	139,958,093	-	141,039,196
Total Investments	$1,924,400,871	$139,958,093	$-	$2,064,358,964
Invesco WilderHill Clean Energy ETF
Investments in Securities
Common Stocks & Other Equity Interests	$753,684,352	$-	$-	$753,684,352
Money Market Funds	70,318	170,459,864	-	170,530,182
Total Investments	$753,754,670	$170,459,864	$-	$924,214,534

*	Unrealized appreciation (depreciation).